As filed with the Securities and Exchange Commission on January 17, 2002.

                                                               File No. 2-60067


                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]

   Pre-Effective Amendment No.

   Post-Effective Amendment No.


                             TEMPLETON FUNDS, INC.
                             ---------------------
              (Exact Name of Registrant as Specified in Charter)

                                (954) 527-7500
                                --------------
                 (Registrant's Area Code and Telephone Number)

               500 EAST BROWARD BLVD., FT. LAUDERDALE, FL 33394
               ------------------------------------------------
   (Address of Principal Executive Offices: Number, Street, City, State, Zip
                                     Code)

                           MURRAY L. SIMPSON, ESQUIRE
                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ----------------------------------------------
                    (Name and Address of Agent for Service)

                                   Copies to:

                             Bruce G. Leto, Esquire
                     Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                           Philadelphia, PA 19103-7098

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered: Shares of common stock, par value $1.00 per share, of Templeton Foreign Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on February 16, 2002, pursuant to Rule 488.


                                     PART A


                          FTI INTERNATIONAL EQUITY FUND

                        IMPORTANT SHAREHOLDER INFORMATION

These materials are for a Special Shareholders' Meeting scheduled for March 22, 2002 at [ ] p.m. Eastern time. They discuss the proposals to be voted on at the meeting, and contain your proxy statement and proxy card. A proxy card is, in essence, a ballot. When you vote your proxy, it tells us how you wish to vote on important issues relating to your Fund. If you complete and sign the proxy, we'll vote it exactly as you tell us. If you simply sign the proxy, we'll vote it in accordance with the Board of Trustees' recommendations on page [ ] of the proxy statement.

WE URGE YOU TO SPEND A FEW MINUTES REVIEWING THE PROPOSALS IN THE PROXY STATEMENT. THEN, FILL OUT THE PROXY CARD AND RETURN IT TO US SO THAT WE KNOW HOW YOU WOULD LIKE TO VOTE. WHEN SHAREHOLDERS RETURN THEIR PROXIES PROMPTLY, THE FUND MAY BE ABLE TO SAVE MONEY BY NOT HAVING TO CONDUCT ADDITIONAL MAILINGS.

WE WELCOME YOUR COMMENTS. IF YOU HAVE ANY QUESTIONS, CALL FUND INFORMATION AT 1-800/DIAL BEN(R) (1-800/342-5236).

                          TELEPHONE AND INTERNET VOTING

For your convenience, you may be able to vote by telephone or through the Internet, 24 hours a day. If your account is eligible, a control number and separate instructions are enclosed.


                      This page intentionally left blank.


                          FTI INTERNATIONAL EQUITY FUND
                             (A SERIES OF FTI FUNDS)
                              ONE FRANKLIN PARKWAY
                        SAN MATEO, CALIFORNIA 94403-1906

Dear Shareholders:

      Enclosed is a Notice of Meeting for a Special Shareholders' Meeting ("Meeting") of FTI International Equity Fund ("FTI Fund," or the "Fund"), which is a series of FTI Funds ("FTI Trust"). The Meeting is scheduled for March 22, 2002 at [ ] p.m. Eastern time at [600 Fifth Avenue, New York, NY 10020]. The accompanying materials describe an important proposal that may affect the future of FTI Fund. We ask you to give this your prompt attention and vote via the enclosed proxy card.

                  PLEASE TAKE A MOMENT TO FILL OUT, SIGN AND
                         RETURN THE ENCLOSED PROXY CARD

      This Meeting is very important. The Trustees of your Fund unanimously recommend that you consider and approve an Agreement and Plan of Reorganization that would result in your shares of FTI Fund being exchanged for those of a fund called Templeton Foreign Fund ("Templeton Fund"), a series of the Templeton Funds, Inc. ("Templeton Company"). If the shareholders of your Fund approve the proposal, you will receive shares of Templeton Fund equal in value to your investment in FTI Fund. You will no longer be a shareholder of FTI Fund, and you will instead be a shareholder of Templeton Fund. FTI Fund will no longer exist after the reorganization is completed. You will be able to buy share of Templeton Fund without a sales charge.

      The proposed transaction is intended to be tax-free, which means that you will not have a taxable gain or loss on the exchange of your shares.

      The Trustees recommend this transaction because of: a) the compatibility of the investment policies of FTI Fund and Templeton Fund; b) Templeton Fund's lower fees and expenses; and c) Templeton Fund's historically better performance. Also, Templeton Fund has a significantly larger asset base than FTI Fund. The greater asset size of Templeton Fund is expected to benefit the shareholders of FTI Fund through economies of scale which may continue to result in lower annual expense ratios and a more stable base for asset management. FTI Fund shareholders may also benefit from the ability to exchange their shares of Templeton Fund for other Franklin Templeton Funds. Templeton Global Advisors Limited ("Global Advisors") manages Templeton Fund. Fiduciary International, Inc. ("Fiduciary International") manages FTI Fund. Templeton Fund has investment goals and investment policies that are similar to those of FTI Fund.

   Please take the time to review this document and vote now. THE TRUSTEES OF YOUR FUND UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF THIS PROPOSAL.

o To ensure that your vote is counted, indicate your position on the enclosed proxy card.

o  Sign and return your card promptly.

o  You may also vote by telephone or over the Internet.

o If you determine at a later date that you wish to attend this meeting, you may revoke your proxy and vote in person.

Thank you for your attention to this matter.

                                               Sincerely,



                                               [           ]
                                               [President]



                      This page intentionally left blank.



                          FTI INTERNATIONAL EQUITY FUND
                             (A SERIES OF FTI FUNDS)
                              ONE FRANKLIN PARKWAY
                        SAN MATEO, CALIFORNIA 94403-1906
                    NOTICE OF SPECIAL SHAREHOLDERS' MEETING
                          TO BE HELD ON MARCH 22, 2002

To the Shareholders of FTI International Equity Fund:

      NOTICE IS HEREBY GIVEN that a Special Shareholders' Meeting ("Meeting") of FTI International Equity Fund ("FTI Fund"), a series of FTI Funds ("FTI Trust"), will be held at [600 Fifth Avenue New York, New York 10020] on March 22, 2002 at [ ] p.m. Eastern time. The Meeting is being called for the following purposes:

      1. To approve or disapprove an Agreement and Plan of Reorganization ("Plan") between FTI Trust on behalf of FTI Fund and Templeton Funds, Inc. ("Templeton Company") on behalf of Templeton Foreign Fund ("Templeton Fund") that provides for (i) the acquisition of substantially all of the assets of FTI Fund by Templeton Fund in exchange for shares of Templeton Fund, (ii) the distribution of such shares to the shareholders of FTI Fund, and (iii) the complete liquidation and dissolution of FTI Fund. Shareholders of FTI Fund will receive Advisor Class shares of Templeton Fund with an aggregate net asset value equal to the aggregate net asset value of such shareholder shares in FTI Fund.

      2. To transact any other business, not currently contemplated, that may properly come before the meeting.

      The Plan in the attached Prospectus/Proxy Statement describes the transaction more completely. A copy of the Plan is attached as Exhibit A to the Prospectus/Proxy Statement.

      Shareholders of record as of the close of business on February 15, 2002 are entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

                                             By Order of the Board of Trustees,


                                                                  [           ]
                                                                    [Secretary]
San Mateo, California
February [  ], 2002

YOU ARE INVITED TO ATTEND THE MEETING, BUT IF YOU CANNOT DO SO, THE BOARD OF TRUSTEES URGES YOU TO COMPLETE, DATE, SIGN, AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. IT IS IMPORTANT THAT YOU RETURN YOUR SIGNED PROXY CARD PROMPTLY SO THAT A QUORUM MAY BE ENSURED, AND THE COSTS OF FURTHER SOLICITATIONS AVOIDED. YOU MAY REVOKE YOUR PROXY AT ANY TIME BEFORE IT IS EXERCISED BY THE SUBSEQUENT EXECUTION AND SUBMISSION OF A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO FTI TRUST AT ANY TIME THE PROXY IS EXERCISED OR BY VOTING IN PERSON AT THE MEETING.




                         PROSPECTUS AND PROXY STATEMENT

When reading this Prospectus/Proxy Statement, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.

                                TABLE OF CONTENTS
                                                                         PAGE

COVER PAGE                                                               Cover

SUMMARY
      What proposal am I voting on?
      How will the shareholder voting be handled?

COMPARISONS OF SOME IMPORTANT FEATURES
      How do the investment goals and policies of the Funds compare? What are the risks of an investment in the Funds?
      Who manages the Funds?
      What are the fees and expenses of each of the Funds and what might they be after the Transaction?
      How do the performance records of the Funds compare?
      Where can I find more financial information about the Funds? What are other key features of the Funds?

REASONS FOR THE TRANSACTION

INFORMATION ABOUT THE TRANSACTION
      How will the Transaction be carried out?
      Who will pay the expenses of the Transaction?
      What are the tax consequences of the Transaction?
      What should I know about the shares of Templeton Fund?
      What are the capitalizations of the Funds and what might the capitalization be after the Transaction?

COMPARISON OF INVESTMENT GOALS AND POLICIES
      Are there any significant differences between the investment goals and strategies of the Funds?
      How do the fundamental investment restrictions of the Funds differ?
      What are the risk factors associated with investments in the Funds?

      TABLE OF CONTENTS (CONTINUED)
                                                                         PAGE
VOTING INFORMATION
      How many votes are necessary to approve the Plan?
      How do I ensure my vote is accurately recorded?
      Can I revoke my proxy?
      What other matters will be voted upon at the Meeting?
      Who is entitled to vote?
      What other solicitations will be made?
      Are there dissenters' rights?

INFORMATION ABOUT TEMPLETON FUND

INFORMATION ABOUT FTI FUND

PRINCIPAL HOLDERS OF SHARES

GLOSSARY - USEFUL TERMS AND DEFINITIONS

EXHIBITS TO PROSPECTUS AND PROXY STATEMENT

EXHIBIT A - AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FTI FUNDS
ON BEHALF OF FTI INTERNATIONAL EQUITY FUND AND TEMPLETON FUNDS, INC.
ON BEHALF OF TEMPLETON FOREIGN FUND                                      A-1

EXHIBIT B - PROSPECTUS OF TEMPLETON FOREIGN FUND -
ADVISOR CLASS DATED JANUARY 1, 2002 (ENCLOSED)

EXHIBIT C - ANNUAL REPORT TO SHAREHOLDERS OF TEMPLETON
FOREIGN FUND DATED AUGUST 31, 2001 (ENCLOSED)


                      This page intentionally left blank.




                         PROSPECTUS AND PROXY STATEMENT
                             DATED [FEBRUARY  ], 2002
                          ACQUISITION OF THE ASSETS OF
                          FTI INTERNATIONAL EQUITY FUND
                             (A SERIES OF FTI FUNDS)
                              ONE FRANKLIN PARKWAY
                        SAN MATEO, CALIFORNIA 94403-1906
                                 (650) 312-2000

                        BY AND IN EXCHANGE FOR SHARES OF
                             TEMPLETON FOREIGN FUND
                       (A SERIES OF TEMPLETON FUNDS, INC.)
                           500 EAST BROWARD BOULEVARD
                                   SUITE 2100
                         FORT LAUDERDALE, FLORIDA 33394
                                  (954)527-7500

      This Prospectus/Proxy Statement solicits proxies to be voted at a Special Shareholders' Meeting (the "Meeting") of FTI International Equity Fund ("FTI Fund," or the "Fund"), which is a series of the FTI Funds ("FTI Trust"), to approve or disapprove an Agreement and Plan of Reorganization (the "Plan"). If shareholders of FTI Fund vote to approve the Plan, substantially all of the assets of FTI Fund will be acquired by, and in exchange for, shares of Templeton Foreign Fund ("Templeton Fund"), a series of Templeton Funds, Inc. ("Templeton Company").

      The Meeting will be held at [600 Fifth Avenue New York, New York 10020] on March 22, 2002 at [ ] p.m. Eastern time. The Board of Trustees of the FTI Trust on behalf of FTI Fund is soliciting these proxies. This Prospectus/Proxy Statement will first be sent to shareholders on or about February [ ], 2002.

      If FTI Fund shareholders vote to approve the Plan, you will receive shares of Templeton Fund equal in value to your investment in FTI Fund. FTI Fund will then be liquidated and dissolved.

      Both FTI Fund and Templeton Fund invest primarily in international securities. Also, the investment goals of FTI Fund and Templeton Fund are substantially the same. Templeton Fund's investment goal is long-term capital growth. FTI Fund's investment goal is growth of principal. Fiduciary International, Inc. ("Fiduciary International") serves as investment adviser to FTI Fund. Templeton Global Advisors Limited ("Global Advisors") serves as investment adviser to Templeton Fund.

      This Prospectus/Proxy Statement gives the information about the proposed reorganization and Templeton Fund that you should know before voting on the Plan. You should retain it for future reference. Additional information about Templeton Fund and the proposed reorganization has been filed with the SEC and can be found in the following documents:

o The Prospectus of Templeton Fund - Advisor Class dated January 1, 2002
(the "Templeton Fund Advisor Class Prospectus"), is attached to and considered a part of this Prospectus/Proxy Statement.

o The Annual Report to Shareholders of Templeton Fund dated August 31,
2001, which contains financial and performance information for Templeton Fund, is attached to and considered a part of this Prospectus/Proxy Statement.

o A Statement of Additional Information dated February [ ], 2002 relating to this Prospectus/Proxy Statement has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.

      You may request a free copy of the SAI relating to this Prospectus/Proxy Statement or any of the documents referred to above without charge by calling 1-800/DIAL-BEN(R) or by writing to Templeton Fund or FTI Trust at P.O. Box 33030, St. Petersburg, FL 33733-8030.

      THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.



                                     SUMMARY

      This is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Plan (attached as Exhibit
A), the Templeton Fund Advisor Class Prospectus (enclosed as Exhibit B) and the Annual Report to Shareholders of Templeton Fund (enclosed as Exhibit C).

WHAT PROPOSAL AM I VOTING ON?

      At a meeting held on January 16, 2002, the Board of Trustees of FTI Trust on behalf of FTI Fund considered a proposal to merge FTI Fund into Templeton Fund, approved the Plan and voted to recommend that shareholders of FTI Fund vote to approve the Plan. If shareholders of FTI Fund vote to approve the Plan, it will result in the transfer of substantially all of FTI Fund's assets to Templeton Fund, in exchange for shares of Templeton Fund of equal value. The shares of Templeton Fund will then be distributed to FTI Fund shareholders and FTI Fund will be completely liquidated and dissolved. (The proposed transaction is referred to in this Prospectus/Proxy Statement as the "Transaction.") As a result of the Transaction, you will cease to be a shareholder of FTI Fund and will become a shareholder of Templeton Fund. The exchange will occur on the closing date of the Transaction, which is the specific date on which the Transaction takes place.

      Your shares of FTI Fund will be exchanged for shares of Templeton Fund of equal value.

      Global Advisors manages Templeton Fund. The investment goals of FTI Fund and Templeton Fund are substantially the same. However, Templeton Fund has policies that are similar, but not identical, to those of FTI Fund. For the reasons set forth in the "Reasons for the Transaction" section of this Prospectus/Proxy Statement, the Board of Trustees of FTI Trust, on behalf of FTI Fund, has determined that the Transaction is in the best interests of the shareholders of FTI Fund. The Board of Trustees of FTI Trust and the Board of Directors of Templeton Company also concluded that no dilution in value would result to the shareholders of FTI Fund or Templeton Fund as a result of the Transaction.

                   THE BOARD OF TRUSTEES RECOMMENDS THAT YOU
                            VOTE TO APPROVE THE PLAN.


HOW WILL THE SHAREHOLDER VOTING BE HANDLED?

    Shareholders who own shares at the close of business on February 15, 2002 will be entitled to vote at the Meeting, and will be entitled to one vote for each dollar (and a fractional vote for each fractional dollar thereof) of net asset value (computed as the number of shares owned times the net asset value per shares) of shares. Approval of the Transaction requires the affirmative vote of the lesser of (i) a majority of the outstanding shares of the Fund, or
(ii) 67% or more of the shares represented at a meeting of shareholders at which the holders of more than 50% of the outstanding shares are represented ("Affirmative Majority Vote").

    Please vote by proxy as soon as you receive this Prospectus/Proxy Statement. You may place your vote by completing and signing the enclosed proxy card or voting by telephone or over the Internet. If you vote by any of these three methods, the persons appointed as proxies will officially cast your votes at the Meeting.

    You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. You may also attend the Meeting and cast your vote in person at the Meeting. For more details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

                    COMPARISONS OF SOME IMPORTANT FEATURES

HOW DO THE INVESTMENT GOALS AND POLICIES OF THE FUNDS COMPARE?

      Both FTI Fund and Templeton Fund invest primarily in international securities. Also, FTI Fund and Templeton Fund's investment goals are substantially the same. The investment goal of Templeton Fund is long-term capital growth. FTI Fund's investment goal is growth of principal. Although both FTI Fund and Templeton Fund (the "Funds") focus on equity investments in companies located outside the United States, there are differences in the strategies pursued by each Fund.

      The main differences between the strategies of FTI Fund and Templeton Fund are: (i) Templeton Fund has no restrictions on its investments in emerging markets (although Templeton Fund historically has limited investments in emerging markets securities to no more than 20% of its assets), while FTI Fund limits emerging market exposure to 20% of its total assets; (ii) FTI Fund can invest up to 35% of its total assets in investment grade debt securities while Templeton Fund may invest up to 25% of its total assets in lower rated debt securities (rated CCC or better by a nationally recognized statistical rating organization); and (iii) Templeton Fund may invest up to 15% of its total assets in securities that are not listed on a recognized U.S. or foreign securities exchange, including up to 10% in securities with a limited trading market, while FTI Fund may invest up to 15% of its net assets in illiquid securities.

    For more information about the investment goals and policies of FTI Fund and Templeton Fund, please see the section "Comparison of Investment Goals and Policies."

WHAT ARE THE RISKS OF AN INVESTMENT IN THE FUNDS?

      Investments in Templeton Fund and FTI Fund involve risks common to most mutual funds. There is no guarantee against losses resulting from an investment in either Fund, or that either Fund will achieve its investment goals. Both Funds are subject to the risks posed by investing primarily in the equity securities of foreign companies.

      The risks associated with an investment in each Fund are similar and include equity securities, debt securities, foreign investing, and currency risks.

      For more information about the risks of the Funds, see the section "What are the risk factors associated with investments in the Funds?" under the heading "Comparison of Investment Goals and Policies."

WHO MANAGES THE FUNDS?

      The management of the business and affairs of the Funds is the responsibility of the Board of Trustees of FTI Trust (in the case of FTI Fund) and the Board of Directors of Templeton Company (in the case of Templeton Fund). Each Fund is an open-end, registered management investment company, commonly referred to as a "mutual fund." Templeton Company was organized as a Maryland corporation on August 15, 1977 and is registered with the SEC. FTI Trust was organized as a Massachusetts business trust on October 18, 1995 and also is registered with the SEC.

    Fiduciary International is the investment manager of FTI Fund. Global Advisors manages the assets for Templeton Fund. Fiduciary International is an indirect, wholly owned subsidiary of Resources and Global Advisors is also and indirect, wholly owned subsidiary of Resources. Resources is a publicly owned company engaged in various aspects of the financial services industry through its subsidiaries. Together, Fiduciary International, Global Advisors and their respective affiliates serve as investment manager or administrator to 53 registered investment companies, with approximately 162 U.S.-based funds or series. They have over $261 billion in combined assets under management for more than 5 million U.S.-based mutual fund shareholder and other accounts. The principal shareholders of Resources are Charles B. Johnson and Rupert H. Johnson, Jr.

Templeton Fund's lead portfolio manager is:

JEFFREY A. EVERETT CFS, EXECUTIVE VICE PRESIDENT OF GLOBAL ADVISORS   Mr.
Everett has been a manager of Templeton Fund since 1993. He joined Franklin Templeton Investments in 1989.

The following individuals have secondary portfolio management responsibilities for Templeton Fund:

JOHN CRONE, PORTFOLIO MANAGER OF GLOBAL ADVISORS Mr. Crone has been a manager of Templeton Fund since 1999. He joined Franklin Templeton Investments in 1995.

MURDO MURCHISON CFA, PORTFOLIO MANAGER OF GLOBAL ADVISORS Mr. Murchison has been a manager of Templeton Fund since January 2001. He joined Franklin Templeton Investments in 1993.

The team responsible for FTI Fund's day-to day management is:

SHEILA HARTNETT-DEVLIN CFA, EXECUTIVE VICE PRESIDENT OF FIDUCIARY TRUST COMPANY INTERNATIONAL Ms. Hartnett-Devlin has been a manager of FTI Fund since its inception. She joined Fiduciary Trust Company International in 1980.

WILLIAM YUN, CFA, DIRECTOR AND PRESIDENT OF FIDUCIARY TRUST COMPANY INTERNATIONAL Mr. Yun has been a manager of FTI Fund since its inception. He joined Fiduciary Trust Company International in 1992.


    Templeton Fund has a management agreement with Global Advisors under which Global Advisors receives a management fee based on the schedule below:

-------------------------------------------------------------
ANNUAL                  RATE NET ASSETS
-------------------------------------------------------------
0.750%                  First $200 million
0.675%                  Over $200 million - $1.3 billion
0.600%                  Over $1.3 billion
-------------------------------------------------------------

    FTI Fund has a management agreement with Fiduciary International under which Fiduciary International receives a management fee based on the schedule below:

-------------------------------------------------------------
ANNUAL RATE             AVERAGE DAILY NET ASSETS
-------------------------------------------------------------
1.00%                   All assets
-------------------------------------------------------------

    Templeton Company also pays a separate administration fee (based on the combined assets of its two series, including Templeton Fund) to FT Services equal to:

-------------------------------------------------------------
ANNUAL RATE             AVERAGE DAILY NET ASSETS
-------------------------------------------------------------
0.150%                  First $200 million
0.135%                  Over $200 - $700 million
0.100%                  Over $700 million - $1.2 billion
0.075%                  Over $1.2 billion
-------------------------------------------------------------

    FTI Trust pays a separate administration fee to FT Services equal to:

-------------------------------------------------------------
ANNUAL RATE             AVERAGE DAILY NET ASSETS
-------------------------------------------------------------
0.200%                  All assets
-------------------------------------------------------------



WHAT ARE THE FEES AND EXPENSES OF EACH OF THE FUNDS AND WHAT MIGHT THEY BE AFTER THE TRANSACTION?

      The table below describes the fees and expenses of the Funds for the 12-month period ended August 31, 2001.

                                 FEE TABLE FOR
                           FTI FUND AND TEMPLETON FUND

                                               ACTUAL+               PROJECTED++
                                              ----------------------------------
                                                                     TEMPLETON
                                                   TEMPLETON           FUND-
                                                     FUND-        ADVISOR CLASS
                                            FTI     ADVISOR           AFTER
                                            FUND     CLASS         TRANSACTION
--------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES*
 Maximum Sales Charge
 (as a percentage of Offering Price)        None      None          None
   Paid at time of purchase                 None      None          None
   Paid at time of redemption               None      None          None
 Exchange Fee (per transaction)             None      None          None

ANNUAL FUND OPERATING EXPENSES
(as percentage of average net assets)
 Management Fees                            1.00%     0.61%         0.61%
 Distribution and service (12b-1) Fees      None/1    None          None
 Other Expenses                             0.46%/2   0.32%         0.32%
                                           -------------------------------------
 Total Annual Fund Operating Expenses       1.46%2    0.93%         0.93%
                                           =====================================

---------
+ Information for FTI Fund is provided for the 12 month period ended August 31, 2001. Information for Templeton Fund is provided for its fiscal year ended August 31, 2001.
++ Projected expenses based on current and anticipated Templeton Fund expenses.
* If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
1. FTI Fund did not pay or accrue the distribution and service (12b-1) fee during the fiscal year ended November 30, 2001. FTI Fund has no present intention of paying or accruing the distribution and service (12b-1) fee during the fiscal year ending November 30, 2002.
2. For the period ended August 31, 2001, FTI Fund's manager agreed to assume as its own certain operating expenses otherwise payable by the Fund. With this reduction, other expenses of the Fund equaled 0.20% and total operating expenses of the Fund equaled 1.20%.
---------


EXAMPLE

   This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year;
o The Fund's operating expenses remain the same; and
o You sell your shares at the end of the periods shown.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                      1 YEAR    3 YEARS    5 YEARS     10 YEARS
FTI Fund                                $149     $462       $797        $1,746
Templeton Fund - Advisor Class           $95     $296       $515        $1,143
Projected Templeton Fund -
Advisor Class (after Transaction)        $95     $296       $515        $1,143

HOW DO THE PERFORMANCE RECORDS OF THE FUNDS COMPARE?

The performance of the Funds as of December 31, 2001, is shown below:

                          AVERAGE ANNUAL TOTAL RETURNS
  -----------------------------------------------------------------------------
                      INCEPTION                                        SINCE
                        DATE       1 YEAR     3 YEARS    5 YEARS    INCEPTION/2
   ----------------------------------------------------------------------------
  FTI Fund           12/22/95       [ ]%       [ ]%       [ ]%        [ ]%
  Templeton          10/5/82/1      [ ]%       [ ]%       [ ]%        [ ]%
  Fund-Advisor
  Class/1
  -------------------------------------------------------------------------

---------
1. Effective January 2, 1997, Templeton Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) for periods prior to January 2, 1997, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after January 1, 1997, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.
2. The average annual total returns listed are based on the inception dates for the FTI Fund and Templeton Fund, respectively. These dates are different, as noted in the table.
---------

WHERE CAN I FIND MORE FINANCIAL INFORMATION ABOUT THE FUNDS?

      The Templeton Fund Advisor Class Prospectus (enclosed as Exhibit B) as well as the current Annual Report to Shareholders (enclosed as Exhibit C) contain additional financial information about Templeton Fund. The Annual Report to Shareholders of Templeton Fund also has discussions of Templeton Fund's performance during the fiscal year ended August 31, 2001.

      The FTI Fund Prospectus, as well as the Annual Report to Shareholders for FTI Fund, contain more financial information about FTI Fund. These documents are available free of charge upon request (see the section "Information About FTI Fund").

WHAT ARE OTHER KEY FEATURES OF THE FUNDS?

The Funds use the same service providers for the following services:

      CUSTODY SERVICES. JPMorgan Chase Bank, MetroTech Center, Brooklyn, NY 11245, acts as the custodian of the securities and other assets of both FTI Fund and Templeton Fund.

      TRANSFER AGENCY SERVICES. Investor Services, a wholly owned subsidiary of Resources, is the shareholder servicing agent and acts as the transfer agent and dividend-paying agent for FTI Fund and Templeton Fund.

      ADMINISTRATIVE SERVICES. FT Services, a wholly owned subsidiary of Resources, provides certain administrative facilities and services to Templeton Fund and FTI Fund under the same terms and conditions. The fees paid by Templeton Fund are lower.

      DISTRIBUTION SERVICES. Distributors acts as the principal underwriter in the continuous public offering of the Funds' shares under the same terms and conditions for the Funds.

      DISTRIBUTION AND SERVICE (12B-1) FEES. Advisor Class of Templeton Fund has not adopted a Rule 12b-1 plan. FTI Trust has adopted a Rule 12b-1 plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of FTI Fund shares. FTI Trust has no present intention to activate the Rule 12b-1 plan and Distributors has no present intention to collect any fees pursuant to the Plan. If FTI Trust were to activate the Rule 12b-1 plan, it would be permitted to pay up to 0.25% of the average net assets of FTI Fund as a distribution fee to Distributors. Because 12b-1 fees would be paid out of FTI Fund's assets on an ongoing basis, over time these fees would increase the cost of your investment and may cost you more than paying other types of sales charges.

      For more information regarding Templeton Fund's distribution expenses, please see "The Underwriter" in its current SAI dated January 1, 2002.

    PURCHASES AND REDEMPTIONS. FTI Fund and Advisor Class shares of Templeton Fund do not impose sales charges, but restrict purchases to certain qualified investors.

    You may sell (redeem) your shares at any time. Shares of Templeton Fund also may be exchanged at NAV for shares of many of the other Franklin Templeton Funds, subject to certain limitations, as provided in the prospectus of the respective Franklin Templeton Fund. Because an exchange is technically a sale and a purchase of shares, an exchange is a taxable transaction.

    Shares of Templeton Fund and FTI Fund may be redeemed at NAV.

    Additional information and specific instructions explaining how to buy, sell, and exchange shares of Templeton Fund and FTI Fund are outlined in the Templeton Fund Advisor Class Prospectus under the heading "Your Account," and FTI Trust Prospectus beginning with the section "How to Purchase Shares," respectively. The accompanying Templeton Fund Prospectus also lists phone numbers for you to call if you have any questions about your account under the heading "Questions." These instructions and phone numbers are the same for each Fund.

    DIVIDENDS AND DISTRIBUTIONS. Templeton Fund intends to make a distribution at least annually from its net investment income and any net realized capital gains. FTI Fund pays any dividends and any capital gains at least annually to shareholders. The amount of any distributions will vary, and there is no guarantee a fund will pay either income dividends or capital gain distributions. Neither FTI Fund nor Templeton Fund pays "interest" or guarantees any amount of dividends or return on an investment in its shares.

    The tax implications of an investment in each Fund are generally the same. For more information about the tax implications of investments in the Templeton Fund, see the attached Templeton Fund Prospectus under the heading "Distributions and Taxes." For more information about the tax implications of investments in FTI Fund, see the FTI Fund Prospectus under the heading "Account and Share Information-Tax Information."




                           REASONS FOR THE TRANSACTION

      The Board of Trustees of FTI Trust ("FTI Board") on behalf of FTI Fund has recommended the acquisition of substantially all of the assets of FTI Fund by Templeton Fund in exchange for shares of Templeton Fund and the distribution of such shares to the shareholders of FTI Fund in complete liquidation and dissolution of FTI Fund (the "Transaction") in order to combine FTI Fund with a larger fund that has similar goals and investment policies.

      Meetings of the FTI Board were held on September 12, 2001, November 14, 2001, and January 16, 2002 to consider the proposed Transaction. In addition, the independent Trustees held a separate meeting to consider this matter. The independent Trustees and the FTI Board have been advised on this matter by independent counsel to the Fund.

      The FTI Board requested and received from Global Advisors written materials containing relevant information about Templeton Fund and the proposed Reorganization, including fee and expense information on an actual and future estimated basis, and comparative performance data.

      The FTI Board considered the potential benefits and costs of the Transaction to shareholders of FTI Fund. The FTI Board reviewed detailed information about: (1) the investment objectives and policies of Templeton Fund,
(2) the portfolio management of Templeton Fund, (3) the financial and organizational strength of Global Advisors, (4) the comparability of the investment goals, policies, restrictions and investments of FTI Fund with those of Templeton Fund, (5) the comparative short-term and long-term investment performance of Templeton Fund and FTI Fund, (6) the current expense ratios of Templeton Fund and FTI Fund, (7) the expenses related to the transactions, (8) the tax consequences of the Transaction, and (9) the general characteristics of investors in FTI Fund.

      The FTI Board also considered that: (a) the investment advisory fee for Templeton Fund was significantly lower than such fee for FTI Fund; (b) the expenses for shareholders in the combined fund will be significantly lower even taking into account waivers of fees and assumption of expenses by Fiduciary International; (c) Templeton Fund had significantly better performance over the most recent one, three, and five-year periods; (d) the relatively small asset size of FTI Fund had prevented it from realizing significant economies of scale in reducing its expense ratio (absent waivers of fees and assumption of expenses by Fiduciary International); (e) based on FTI Fund's historical asset growth, its assets were unlikely to grow sufficiently in the foreseeable future to result in significant economies of scale; (f) FTI Fund shareholders would have the ability to invest current account assets in additional investment options, without a sales charge, through the exchange privilege into other Franklin Templeton Funds; (g) FTI Fund shareholders would have the ability in the future to purchase additional shares of many of the Franklin Templeton Funds without a sales charge; and (h) Templeton Fund offers more frequent shareholder reporting.

      Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the FTI Board, including all of the Trustees who are not interested persons of FTI Fund, concluded that the Transaction is in the best interests of the shareholders of FTI Fund and that no dilution of value would result to the shareholders of FTI Fund from the Transaction. It approved the Plan on January 16, 2002 and recommended that shareholders of FTI Fund vote to approve the Transaction.

      The Board of Directors of Templeton Company, on behalf of Templeton Fund, also concluded that the Transaction is in the best interests of the shareholders of Templeton Fund and that no dilution of value would result to the shareholders of Templeton Fund from the Transaction.

       FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF TRUSTEES UNANIMOUSLY
                     RECOMMENDS THAT YOU VOTE FOR THE PLAN.




                        INFORMATION ABOUT THE TRANSACTION

This is only a summary of the Plan. You should read the actual Plan. It is attached as Exhibit A.

HOW WILL THE TRANSACTION BE CARRIED OUT?

      If the shareholders of FTI Fund approve the Plan, the Transaction will take place after various conditions are satisfied by FTI Trust, on behalf of FTI Fund, and by Templeton Company, on behalf of Templeton Fund, including the preparation of certain documents. FTI Trust and Templeton Company will determine a specific date, called the "closing date," for the actual Transaction to take place. If the shareholders of FTI Fund do not approve the Plan, the Transaction will not take place.

      Until the close of business on the day of the Meeting, you may continue to add to your existing account subject to your applicable minimum additional investment amount or buy additional shares through the reinvestment of dividend and capital gain distributions. If shareholders of FTI Fund approve the Plan at the Meeting, shares of FTI Fund will no longer be offered for sale to existing shareholders, except for the reinvestment of dividend and capital gain distributions or through established automatic investment plans.

      If the shareholders of FTI Fund approve the Plan, FTI Fund will transfer substantially all of its assets on the closing date, which is scheduled for March 28, 2002 or such other later date as FTI Trust and Templeton Company may agree, to Templeton Fund. In exchange, Templeton Company will issue shares of Templeton Fund that have a value equal to the dollar value of the assets delivered to Templeton Fund. FTI Trust will distribute the Templeton Fund shares it receives to the shareholders of FTI Fund. Each shareholder of FTI Fund will receive a number of Templeton Fund shares with an aggregate net asset value equal to the aggregate net asset value of his or her shares of FTI Fund. The stock transfer books of FTI Fund will be permanently closed as of 4:00 p.m. Eastern time on the closing date. FTI Fund will only accept requests for redemptions received in proper form before 4:00 p.m. Eastern time on the closing date. Requests received after that time will be considered requests to redeem shares of Templeton Fund. As soon as is reasonably practicable after the transfer of its assets, FTI Fund will pay or make provision for payment of all its liabilities. FTI Fund will then terminate its existence as a separate series of FTI Trust.

      To the extent permitted by law, FTI Trust and Templeton Company may agree to amend the Plan without shareholder approval. If any amendment is made to the Plan which would have a material adverse effect on shareholders, such change will be submitted to the affected shareholders for their approval.

      Each of FTI Trust and Templeton Company has made representations and warranties in the Plan that are customary in matters such as the Transaction. The obligations of FTI Trust and Templeton Company under the Plan with respect to FTI Fund or Templeton Fund are subject to various conditions, including:

        Templeton Company's Registration Statement on Form N-14 under the Securities Act of 1933 shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

        the shareholders of FTI Fund shall have approved the Transaction;

        FTI Trust and Templeton Company shall have received the tax opinion described below that the consummation of the Transaction will not result in the recognition of gain or loss for Federal income tax purposes for FTI Fund, Templeton Fund or their shareholders; and

        the issuance of an order from the SEC, for which an application has been filed with the SEC and the parties believe will be issued, that the Transaction is exempt from Section 17(a) of the 1940 Act, which prohibits an affiliated person of a mutual fund, or any affiliated person of such person acting as principal, knowingly to sell any security or other property to the mutual fund or to purchase from the mutual fund any security or other property.

      If FTI Trust and Templeton Company agree, the Plan may be terminated or abandoned at any time before or, to the extent permitted by law, after the approval of the shareholders of FTI Fund.


WHO WILL PAY THE EXPENSES OF THE TRANSACTION?

      The expenses resulting from the Transaction, including the costs of filing an exemptive order application with the SEC and the proxy solicitation, are estimated to be $37,020, of which [FTI Fund will pay $9,255].

WHAT ARE THE TAX CONSEQUENCES OF THE TRANSACTION?

      The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. Based on certain assumptions and representations received from FTI Trust, on behalf of FTI Fund, and Templeton Company, on behalf of Templeton Fund, it is the opinion of Stradley, Ronon, Stevens & Young, LLP, counsel to Templeton Fund, that shareholders of FTI Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares of FTI Fund for shares of Templeton Fund and that neither Templeton Fund nor its shareholders will recognize any gain or loss upon Templeton Fund's receipt of the assets of FTI Fund.

      After the Transaction, you will continue to be responsible for tracking the purchase cost and holding period of your shares and should consult your tax advisor regarding the effect, if any, of the Transaction in light of your particular circumstances. You should also consult your tax advisor regarding state and local tax consequences, if any, of the Transaction, because this discussion only relates to the federal income tax consequences.

WHAT SHOULD I KNOW ABOUT THE SHARES OF TEMPLETON FUND?

      Advisor Class Shares of Templeton Fund will be distributed to shareholders of FTI Fund and generally will have the same legal characteristics as the shares of FTI Fund with respect to such matters as voting rights, assessibility, conversion rights, and transferability. Templeton Fund is a series of Templeton Company and FTI Fund is a series of FTI Trust. FTI Trust is organized as a Massachusetts business trust. Templeton Company is organized as a Maryland Corporation. Former shareholders of FTI Fund whose shares are represented by outstanding share certificates will not be allowed to redeem shares of Templeton Fund until FTI Fund certificates have been returned.


WHAT ARE THE CAPITALIZATIONS OF THE FUNDS AND WHAT MIGHT THE CAPITALIZATION BE AFTER THE TRANSACTION?

      The following table sets forth, as of December 31, 2001, the capitalization of FTI Fund and Templeton Fund. The table also shows the projected capitalization of Templeton Fund as adjusted to give effect to the proposed Transaction. The capitalization of Templeton Fund and its classes is likely to be different when the Transaction is consummated.


                                                                                            TEMPLETON
                                          FTI                                           FUND - PROJECTED
                                          FUND                 TEMPLETON FUND           AFTER TRANSACTION
                                       (UNAUDITED)               (UNAUDITED)                (UNAUDITED)
-----------------------------------------------------------------------------------------------------------
NET ASSETS
Class A                                                        $ 8,747,503,586.06       $ 8,747,503,586.06
Class B                                                        $ 67,314,463.99          $ 67,314,463.99
Class C                                                        $ 840,273,978.26         $ 840,273,978.26
FTI Fund Class/
Franklin Fund-Advisor Class*           $ 40,812,595.65         $ 93,800,436.93          $ 134,613,032.58
NET ASSET VALUE PER SHARE
Class A                                                        $ 9.25                   $ 9.25
Class B                                                        $ 9.17                   $ 9.17
Class C                                                        $ 9.16                   $ 9.16
FTI Fund Class/
Franklin Fund-Advisor Class*           $ 9.98                  $ 9.23                   $ 9.23
SHARES OUTSTANDING
Class A                                                        945,631,368.323          945,631,368.323
Class B                                                        7,344,062.239            7,344,062.239
Class C                                                        91,700,948.854           91,700,948.854
FTI Fund Class/
Franklin Fund-Advisor Class*          $ 4,087,486.670          $10,159,720.119          $14,581,453.126


---------
*FTI Fund only offers one class of shares. Templeton Fund has five classes of shares, including Advisor Class. As of December 31, 2001, offered four classes of shares.
---------


                  COMPARISON OF INVESTMENT GOALS AND POLICIES

      This section describes the key differences between the investment policies of FTI Fund and Templeton Fund, and certain noteworthy differences between the investment goals and policies of these Funds. For a complete description of Templeton Fund's investment policies and risks, you should read the Templeton Fund Advisor Class Prospectus, which is attached to this Prospectus/Proxy Statement as Exhibit B.

ARE THERE ANY SIGNIFICANT DIFFERENCES BETWEEN THE INVESTMENT GOALS AND STRATEGIES OF THE FUNDS?

    There are several important differences between the Funds.

      The investment goal of Templeton Fund is long-term capital growth. FTI Fund's investment goal is growth of principal. Although each of these Funds focuses on equity investments of companies located outside the U.S., there are differences in the strategies pursued by FTI Fund and Templeton Fund.

      Templeton Fund seeks to achieve its investment goal by investing mainly in the equity securities of companies located outside the U.S., including emerging markets. Under normal market conditions, Templeton Fund will invest at least 65% of its total assets in securities of issuers domiciled in at least three different nations. Templeton Fund also invests in American, European and Global Depositary Receipts. Templeton Fund may invest up to 15% of its total assets in securities that are not listed on a recognized U.S. or foreign securities exchange, including up to 10% in securities with a limited trading market. Depending upon current market conditions, Templeton Fund generally invests up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.

      FTI Fund seeks to achieve its investment objective by investing in the equity and debt obligations of issuers in at least three countries outside the United States so that at least 80% of its assets are invested in securities denominated in foreign currencies and at least 80% of its assets are invested in equity securities. Under normal market conditions, Fiduciary International invests substantially all of FTI Fund's assets in equity securities either denominated in foreign currencies or issued by issuers located in at least three countries outside of the United States. Fiduciary International selects securities from foreign industrialized countries that comprise the Morgan Stanley Capital International EAFE (Europe, Australasia and the Far East) Index. FTI Fund may invest up to 15% of its net assets in illiquid securities. FTI Fund may invest up to 20% of its total assets in common stocks of issuers located in emerging market nations and may invest up to 35% of its total assets in investment grade debt securities.

      The main differences between the portfolios of Templeton Fund and FTI Fund are: (i) Templeton Fund has no restrictions on its investments in emerging markets (although Templeton Fund historically has limited investments in emerging markets securities to no more than 20% of its assets), while FTI Fund limits emerging market exposure to 20% of its total assets; (ii) FTI Fund can invest up to 35% of its total assets in investment grade debt securities while Templeton Fund may invest up to 25% of its total assets in lower rated debt securities (rated CCC or better by a nationally recognized statistical rating organization); and (iii) Templeton Fund may invest up to 15% of its total assets in securities that are not listed on a recognized U.S. or foreign securities exchange, including up to 10% in securities with a limited trading market, while FTI Fund may invest up to 15% of its net assets in illiquid securities.

HOW DO THE FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS DIFFER?

      Policies or restrictions that are deemed fundamental may not be changed by FTI Fund or Templeton Fund without the approval of an Affirmative Majority Vote of the applicable Fund's shareholders. Set forth below is a description of the differences between the Funds' fundamental investment policies or restrictions.

      BORROWING FTI Fund may borrow money, directly or indirectly, to the maximum extent permitted under the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff and any exemptive order or similar relief granted to FTI Fund (collectively, the "1940 Act Laws, Interpretations and Exemptions"). FTI Fund has a non-fundamental policy (which means it may be changed by the Board of Trustees without the approval of shareholders) that restricts the Fund from borrowing money in excess of 5% of the value of its net assets.

      Templeton Fund is restricted from borrowing money for any purpose other than redeeming its shares or purchasing its shares for cancellation, and then only as a temporary measure up to an amount not exceeding 5% of the value of its total assets.

      SENIOR SECURITIES FTI Fund may issue senior securities to the maximum extent permitted by the 1940 Act Laws, Interpretations and Exemptions. FTI Fund has a non-fundamental policy that restricts short sales of securities.

      Templeton Fund is restricted from issuing senior securities.

      COMMODITIES Neither Fund may purchase or sell physical commodities, except FTI Fund may purchase securities of companies that deal in commodities, financial futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash. Templeton Fund only may enter into swap agreements.

      REAL ESTATE Neither Fund may purchase or sell real estate, provided that this restriction does not prevent either Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. FTI Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

      INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES Templeton Fund may not invest in other open-end investment companies.

      FTI Fund has adopted a non-fundamental policy that it will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general unless permitted to exceed these limits by action of the SEC.

      OTHER FUNDAMENTAL RESTRICTIONS Templeton Fund may not invest more than 5% of the value of its total assets in securities of issuers which have been in continuous operation less than three years. Templeton Fund is also restricted from investing in "letter stocks" or securities on which there are any sales restrictions under a purchase agreement. Templeton Fund also may not participate on a joint or a joint and several basis in any trading account in securities.

      FTI Fund has not adopted fundamental or non-fundamental investment restrictions regarding the foregoing items.


WHAT ARE THE RISK FACTORS ASSOCIATED WITH INVESTMENTS IN THE FUNDS?

      Like all investments, an investment in either of the Funds involves risk. There is no assurance that the Funds will meet their investment goals. The achievement of the Funds' goals depends upon market conditions, generally, and on the investment managers' analytical and portfolio management skills.

      STOCKS While stocks historically have outperformed other asset classes over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole. Recent economic events have had an adverse effect on the stock prices of most companies.

      VALUE STYLE INVESTING Value stock prices are considered "cheap" relative to the company's perceived value. They may not increase in value, as anticipated by the investment manager, if other investors fail to recognize the company's value and bid up the price or in markets favoring faster-growing companies.

      FOREIGN SECURITIES Investing in foreign securities typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

      CURRENCY EXCHANGE RATES Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth less U.S. dollars. The impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear at this time.

      POLITICAL AND ECONOMIC DEVELOPMENTS The political, economic and social structures of some foreign countries may be more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments.

      TRADING PRACTICES Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

      LIMITED MARKETS Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices.

      EMERGING MARKETS The risks of foreign investments typically are greater in less developed countries, sometimes referred to as emerging markets. For example, political and economic structures in these countries may be less established and may change rapidly. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. In fact, short-term volatility in these markets, and declines of 50% or more, are not uncommon.

                               VOTING INFORMATION

HOW MANY VOTES ARE NECESSARY TO APPROVE THE PLAN?

      An Affirmative Majority Vote of the shareholders entitled to vote is necessary to approve the Plan for the Fund. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share of FTI Fund held at the close of business on February 15, 2002 (the "Record Date"). If sufficient votes to approve the Plan are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies.

      Under relevant state law and FTI Trust's governing documents, abstentions and broker non-votes (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be included for purposes of determining whether a quorum is present at the Meeting, but will be treated as votes not cast and, therefore, will not be counted for purposes of determining whether the matters to be voted upon at the Meeting have been approved, and will have the same effect as a vote against the Plan.


HOW DO I ENSURE MY VOTE IS ACCURATELY RECORDED?

      You can vote in any one of four ways:

           o  By mail, with the enclosed proxy card.

           o  In person at the Meeting.

           o By telephone or through the Internet; a control number is provided on your proxy card and separate instructions are enclosed.

      A proxy card is, in essence, a ballot. If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.

CAN I REVOKE MY PROXY?

      You may revoke your proxy at any time before it is voted by sending a written notice to FTI Trust expressly revoking your proxy, by signing and forwarding to FTI Trust a later-dated proxy, or by attending the Meeting and voting in person.

WHAT OTHER MATTERS WILL BE VOTED UPON AT THE MEETING?

      The Board of Trustees of FTI Trust does not intend to bring any matters before the Meeting other than those described in this proxy. It is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

WHO IS ENTITLED TO VOTE?

      Shareholders of record of FTI Fund on the Record Date will be entitled to vote at the Meeting. On the Record Date, there were [ ] outstanding shares of FTI Fund.


WHAT OTHER SOLICITATIONS WILL BE MADE?

      FTI Fund will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record. FTI Trust may reimburse broker-dealer firms, custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition to solicitations by mail, officers and employees of FTI Trust without extra pay, may conduct additional solicitations by telephone, personal interviews, and other means. The costs of any such additional solicitation and of any adjourned session will be shared [one-quarter by FTI Fund, one-quarter by Templeton Fund, one-quarter by Fiduciary International, and one-quarter by Global Advisors.]

ARE THERE DISSENTERS' RIGHTS?

      Shareholders of FTI Fund will not be entitled to any "dissenters' rights" since the proposed Transaction involves two open-end investment companies registered under the 1940 Act (commonly called mutual funds). Although no dissenters' rights may be available, you have the right to redeem your shares at Net Asset Value until the closing date. After the closing date, you may redeem your Templeton Fund shares or exchange them for shares of certain other funds in the Franklin Templeton Funds, subject to the terms in the prospectus of the respective fund.

                        INFORMATION ABOUT TEMPLETON FUND

      Information about Templeton Fund is included in the Templeton Fund Advisor Class Prospectus, which is attached to and considered a part of this Prospectus/Proxy Statement. Additional information about Templeton Fund is included in its Advisor Class SAI dated January 1, 2002, which is incorporated into the applicable Prospectus and considered a part of this Prospectus/Proxy Statement. The Templeton Fund's Annual Report to Shareholders for the fiscal year ended August 31, 2001, is attached to and considered a part of this Prospectus/Proxy Statement. You may request a free copy of the SAI and other information by calling 1-800/DIAL-BEN(R) or by writing to the Templeton Fund at P.O. Box 33030, St. Petersburg, FL 33733-8030.

      Templeton Company files proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. These materials can be inspected and copied at: the SEC's Public Reference Room at 450 Fifth Street NW, Washington, DC 20549. Also, copies of such material can be obtained from the SEC's Public Reference Section, Washington, DC 20549-6009, at prescribed rates, or from the SEC's Internet address at HTTP://WWW.SEC.GOV.

                             INFORMATION ABOUT FTI FUND

      Information about FTI Fund is included in the current FTI Fund Prospectus, as well as the FTI Fund SAI dated March 31, 2001, and in FTI Trust's Annual Report to Shareholders dated November 30, 2001. These documents have been filed with the SEC. You may request free copies of these documents and other information relating to FTI Fund by calling 1-800/DIAL BEN(R) or by writing to FTI Trust at P.O. Box 997151, Sacramento, CA 95899-9983. Reports and other information filed by FTI Trust can be inspected and copied at: the SEC's Public Reference Room at 450 Fifth Street NW, Washington, DC 20549. Also, copies of such material can be obtained from the SEC's Public Reference Section, Washington, DC 20549-6009, at prescribed rates, or from the SEC's Internet address at HTTP://WWW.SEC.GOV.

                           PRINCIPAL HOLDERS OF SHARES

      As of the Record Date, the officers and trustees of FTI Trust, as a group, owned of record and beneficially [[ ]% of FTI Fund] [less than 1% of the outstanding voting shares of FTI Fund. In addition, as of the Record Date, the officers and trustees of Templeton Company, as a group, owned of record and beneficially [[ ]% of Templeton Fund - Advisor Class][less than 1% of the outstanding voting shares of Templeton Fund - Advisor Class] [and less than 1% of the outstanding voting shares of Templeton Fund's other classes]. From time to time, the number of fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. Except as listed below, as of the Record Date, no other person of record owned 5% or more of the outstanding shares of any class of Templeton Fund or FTI Fund.


NAME AND ADDRESS                    SHARE CLASS             PERCENTAGE (%)
--------------------------------------------------------------------------------







--------------------------------------------------------------------------------


                                    GLOSSARY

USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended

DISTRIBUTORS - Franklin Templeton Distributors, Inc., One Franklin Parkway, San Mateo, CA 94403-1906, the principal underwriter for the Funds

FIDUCIARY INTERNATIONAL - Fiduciary International, Inc, 600 Fifth Avenue, New York, NY 10020, the investment manager for FTI Fund

FIDUCIARY TRUST COMPANY INTERNATIONAL - Fiduciary Trust Company International, Inc., 600 Fifth Avenue, New York, NY 10020, the parent company of Fiduciary International. Fiduciary Trust Company International is a wholly-owned subsidiary of Resources.

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in Franklin Templeton Investments except Franklin Templeton Variable Insurance Products Trust and Templeton Capital Accumulator Fund, Inc.

FRANKLIN TEMPLETON INVESTMENTS - All registered investment companies and other accounts managed by various subsidiaries of Franklin Resources, Inc., a publicly owned holding company

FT SERVICES - Franklin Templeton Services, LLC, the administrator for FTI Fund and Templeton Fund

GLOBAL ADVISORS - Templeton Global Advisors Limited, Lyford Cay, Nassau, Bahamas, the investment manager for Templeton Fund

INVESTOR SERVICES - Franklin Templeton Investor Services, LLC, One Franklin Parkway, San Mateo, CA 94403-1906, the shareholder servicing and transfer agent to FTI Fund and Templeton Fund

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting a fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding. Advisor Class Shares of Templeton Fund are offered at the NAV.

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Funds. This reference is for convenience only and does not indicate a legal conclusion of capacity.

U.S. - United States



                  EXHIBITS TO PROSPECTUS AND PROXY STATEMENT
EXHIBIT
-------------------------------------------------------------------------------

      A Agreement and Plan of Reorganization by FTI Funds on behalf of FTI International Equity Fund and Templeton Funds, Inc. on behalf of Templeton Foreign Fund (attached)

      B Prospectus of Templeton Foreign Fund - Advisor Class dated January 1, 2002 (enclosed)

      C Annual Report to Shareholders of Templeton Foreign Fund dated August 31, 2001 (enclosed)




                                    EXHIBIT A


                      AGREEMENT AND PLAN OF REORGANIZATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Plan"), is made as of this [ ] day of [ ], 2002, by and between FTI Funds ("FTI Trust"), a business trust created under the laws of The Commonwealth of Massachusetts in 1995 with its principal place of business at One Franklin Parkway, San Mateo, California 94403, on beha1f of its series, FTI International Equity Fund ("FTI Fund"), and Templeton Funds, Inc. ("Templeton Company"), a corporation organized under the laws of the State of Maryland in 1977 with its principal place of business at 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, FL 33394, on beha1f of its series, Templeton Foreign Fund ("Templeton Fund").

                             PLAN OF REORGANIZATION

      The reorganization (hereinafter referred to as the "Plan of Reorganization") will consist of (i) the acquisition by Templeton Company on behalf of Templeton Fund, of substantially all of the property, assets and goodwill of FTI Fund in exchange solely for full and fractional shares of common stock, par value $1.00 per share, of Templeton Fund - Advisor Class ("Templeton Fund Shares"); (ii) the distribution of Templeton Fund Shares to the shareholders of FTI Fund ("FTI Fund Shares"), according to their respective interests in FTI Fund in complete liquidation of FTI Fund; and (iii) the dissolution of FTI Fund as soon as is practicable after the closing (as defined in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

                                    AGREEMENT

      In order to consummate the Plan and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.    SALE AND TRANSFER OF ASSETS, LIQUIDATION AND DISSOLUTION OF FTI FUND.
      --------------------------------------------------------------------

(a) Subject to the terms and conditions of this Plan, and in reliance on the representations and warranties of Templeton Company on behalf of Templeton Fund herein contained, and in consideration of the delivery by Templeton Company of the number of Templeton Fund Shares hereinafter provided, FTI Trust on behalf of FTI Fund agrees that it will convey, transfer and deliver to Templeton Company at the Closing all of FTI Fund's then existing assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (i) pay the costs and expenses of carrying out this Plan (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on FTI Fund's books as liability reserves;
(ii) discharge its unpaid liabilities on its books at the closing date (as defined in Section 3, hereinafter called the "Closing Date"), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date and excluding those liabilities that would otherwise be discharged at a later date in the ordinary course of business; and (iii) pay such contingent liabilities as the Board of Trustees of FTI Trust shall reasonably deem to exist against FTI Fund, if any, at the Closing Date, for which contingent and other appropriate liability reserves shall be established on FTI Fund's books (hereinafter "Net Assets"). Templeton Company shall not assume any liability of FTI Fund and FTI Fund shall use its reasonable best efforts to discharge all of its known liabilities, so far as may be possible, from the cash and bank deposits described above. FTI Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

(b) Subject to the terms and conditions of this Plan, and in reliance on the representations and warranties of FTI Trust on behalf of FTI Fund herein contained, and in consideration of such sale, conveyance, transfer, and delivery, Templeton Company agrees at the Closing to deliver to FTI Trust the number of Templeton Fund Shares, determined by dividing the net asset value per share of the FTI Fund Shares by the net asset value per share of Templeton Fund Shares, and multiplying the result thereof by the number of outstanding FTI Fund Shares, as of 4:00 p.m. Eastern time on the Closing Date. The number of Templeton Fund Shares delivered to FTI Trust shall have an aggregate net asset value equal to the value of the FTI Fund's Net Assets, all determined as provided in Section 2 of this Plan and as of the date and time specified therein.

(c) Immediately following the Closing, FTI Trust shall dissolve FTI Fund and distribute pro rata to its shareholders of record as of the close of business on the Closing Date, Templeton Fund Shares received by FTI Fund pursuant to this
Section 1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of FTI Fund of the type and in the amounts due such shareholders based on their respective holdings as of the close of business on the Closing Date. Fractional Templeton Fund Shares shall be carried to the third decimal place. As promptly as practicable after the Closing, each holder of any outstanding certificate or certificates representing shares of beneficial interest of FTI Fund shall be entitled to surrender the same to the transfer agent for Templeton Fund in exchange for the number of Templeton Fund Shares into which the FTI Fund Shares theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for Templeton Fund Shares shall not be issued, unless specifically requested by the shareholders. Until so surrendered, each outstanding certificate which, prior to the Closing, represented shares of beneficial interest of FTI Fund shall be deemed for all Templeton Fund's purposes to evidence ownership of the number of Templeton Fund Shares into which the FTI Fund Shares (which prior to the Closing were represented thereby) have been converted.

(d) At the Closing, each shareholder of record of FTI Fund as of the record date (the "Distribution Record Date") with respect to any unpaid dividends and other distributions that were prepared prior to the Closing, including any dividend or distribution declared pursuant to Section 8(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of FTI Fund that such person had on such Distribution Record Date.

(e) All books and records relating to FTI Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the "1940 Act") and the rules and regulations thereunder, shall be available to Templeton Company from and after the date of this Agreement, and shall be turned over to Templeton Company on or prior to the Closing.

2.    VALUATION.
      ---------

(a) The value of Templeton Fund Shares and FTI Fund's Net Assets to be acquired by Templeton Fund hereunder shall in each case be computed as of 4:00 p.m. Eastern time on the Closing Date unless on such date (a) the New York Stock Exchange ("NYSE") is not open for unrestricted trading or (b) the reporting of trading on the NYSE or elsewhere is disrupted or (c) any other extraordinary financial event or market condition occurs (all such events described in (a), (b) or (c) are each referred to as a "Market Disruption"). The net asset value per share of the Templeton Fund Shares and the value of the FTI Fund's Net Assets shall be computed in accordance with the valuation procedures set forth in the respective prospectuses of Templeton Fund and FTI Fund.

(b) In the event of a Market Disruption on the proposed Closing Date so that an accurate appraisal of the net asset value of Templeton Fund Shares or the value of FTI Fund's Net Assets is impracticable, the Closing Date shall be postponed until the first business day when regular trading on the NYSE shall have been fully resumed and reporting shall have been restored and other trading markets are otherwise stabilized.

(c) All computations of value regarding the net asset value of the Templeton Fund Shares and the value of FTI Fund's Net Assets shall be made by the investment advisor to Templeton Fund; provided, however, that all computations of value shall be subject to review by FTI Fund.

3. CLOSING AND CLOSING DATE.The Closing Date shall be March 28, 2002, or such later date as the parties may mutually agree. The Closing shall take place at the principal office of FTI Trust at 5:00 p.m., Eastern time, on the Closing Date. FTI Trust on behalf of FTI Fund shall have provided for delivery as of the Closing of those Net Assets of FTI Fund to be transferred to the account of Templeton Fund's custodian, JPMorgan Chase Bank, Network Management, 4 Chase MetroTech Center - 10th Floor, Brooklyn, NY 11245. Also, FTI Trust on behalf of FTI Fund shall deliver at the Closing a list of names and addresses of the shareholders of record of FTI Fund Shares and the number of full and fractional shares of beneficial interest owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of 4:00 p.m. Eastern time on the Closing Date, certified by its transfer agent or by its President to the best of its or his knowledge and belief. Templeton Company on behalf of Templeton Fund shall issue and deliver a certificate or certificates evidencing the shares of beneficial interest of Templeton Fund to be delivered to the account of FTI Fund at said transfer agent registered in such manner as the officers of FTI Trust on behalf of FTI Fund may request, or provide evidence satisfactory to FTI Trust that such Templeton Fund Shares have been registered in an account on the books of Templeton Fund in such manner as the officers of FTI Trust on behalf of FTI Fund may request.

4.    REPRESENTATIONS AND WARRANTIES BY TEMPLETON COMPANY ON BEHALF OF
      -----------------------------------------------------------------
TEMPLETON FUND.
--------------

      Templeton Company, on behalf of Templeton Fund, represents and warrants to FTI Trust that:

(a) Templeton Fund is a series of Templeton Company, a corporation organized under the laws of the State of Maryland on Auguat 15, 1977, and is validly existing under the laws of that State. Templeton Company is duly registered under the 1940 Act, as an open-end, management investment company and all of the Templeton Fund Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act"), except for those shares sold pursuant to the private offering exemption for the purpose of raising initial capital as required by the 1940 Act.

(b) Templeton Company is authorized to issue two billion six hundred million shares of common stock of Templeton Fund, par value $1.00 per share, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights. Templeton Fund is further divided into four classes of shares of which Templeton Fund Shares is one, and one hundred million shares of common stock, par value $1.00 per share, has been allocated and designated to Templeton Fund Shares. No shareholder of Templeton Company shall have any option, warrant or preemptive right of subscription or purchase with respect to Templeton Fund Shares.

(c) The financial statements appearing in the Templeton Fund's Annual Report to Shareholders for the fiscal year ended August 31, 2001, audited by PricewaterhouseCoopers LLP, copies of which have been delivered to FTI Trust, and any interim unaudited financial statements, copies of which may be furnished to FTI Trust, fairly present the financial position of Templeton Fund as of such date and the results of its operations for the period indicated in conformity with generally accepted accounting principles applied on a consistent basis.

(d) The books and records of Templeton Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of Templeton Fund.

(e) Templeton Company has the power to own all of its properties and assets, to perform its obligations under this Plan and to consummate the transactions contemplated herein. Templeton Company is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would not subject it to any material liability or disability. Templeton Company has all necessary federal, state and local authorizations, consents and approvals required to own all of its properties and assets and to conduct Templeton Fund's business as such business is now being conducted and to consummate the transactions contemplated herein.

(f) Templeton Company, on behalf of Templeton Fund, is not a party to or obligated under any provision of its Articles of Incorporation, as amended ("Articles of Incorporation") or Amended and Restated By-laws ("By-laws"), or any contract or any other commitment or obligation, is not subject to any order or decree that would be violated by its execution of or performance under this Plan, and no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Templeton Company of the transactions contemplated by the Plan, except for the registration of the Templeton Fund Shares under the 1933 Act, the 1940 Act, or as may otherwise be required under the federal and state securities laws or the rules and regulations thereunder.

(g) Templeton Company has elected to treat Templeton Fund as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), Templeton Fund is a "fund" as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

(h) Templeton Fund is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(i) Templeton Fund does not have any unamortized or unpaid organizational fees or expenses.

(j) All information to be furnished by Templeton Company to FTI Trust for use in preparing any prospectus, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

(k) Templeton Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those incurred in the ordinary course of business as an investment company.

(l) There is no intercorporate indebtedness existing between FTI Fund and Templeton Fund that was issued, acquired or will be settled at a discount.

(m) Templeton Fund does not own, directly or indirectly, nor has it owned during the past five (5) years, directly or indirectly, any shares of FTI Fund.

(n) Templeton Company has no plan or intention to issue additional shares of Templeton Fund following the reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does Templeton Company have any plan or intention to redeem or otherwise reacquire any shares of Templeton Fund issued pursuant to the reorganization, other than in the ordinary course of its business or to the extent necessary to comply with its legal obligation under Section 22(e) of the 1940 Act.

(o) Following the Closing Date of the reorganization, Templeton Fund will actively continue FTI Fund's business in substantially the same manner that FTI Fund conducted that business immediately before the reorganization. Prior to the Closing Date of the reorganization, Templeton Fund will not dispose of and/or acquire any assets in order to satisfy the investment objective of Templeton Fund or for any other reason, or otherwise change its historic investment policies, except for acquisitions and dispositions made in the ordinary course of its business as a RIC. Following the Closing Date of the reorganization, Templeton Fund will not dispose of assets acquired from FTI Fund in order to satisfy the investment objective of Templeton Fund or for any other reason, except for acquisitions and dispositions made in the ordinary course of its business as a RIC, and any proceeds from the disposition of securities will be invested in accordance with Templeton Fund's investment objective.

(p) The Form N-14 Registration Statement referred to in Section 7(g) hereof (other than the portions of such documents based on information furnished by or on behalf of FTI Trust for inclusion or incorporation by reference therein), and any Prospectus or Statement of Additional Information of Templeton Fund contained or incorporated therein by reference, and any supplement or amendment to the Form N-14 Registration Statement or any such Prospectus or Statement of Additional Information, on the effective and clearance dates of the Form N-14 Registration Statement on the date of the Special Meeting of FTI Fund shareholders, and on the Closing Date: (a) shall comply in all material respects with the provisions of the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (b) shall not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading.

5.    REPRESENTATIONS AND WARRANTIES BY FTI TRUST ON BEHALF OF FTI FUND.
      -----------------------------------------------------------------

      FTI Trust, on behalf of FTI Fund, represents and warrants to Templeton Company that:

(a) FTI Fund is a series of FTI Trust, a business trust created under the laws of The Commonwealth of Massachusetts on October 18, 1995, and is validly existing under the laws of that Commonwealth. FTI Trust is duly registered under the 1940 Act as an open-end, management investment company and all of FTI Trust's FTI Fund Shares sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

(b) FTI Trust is authorized to issue an unlimited number of shares of beneficial interest of FTI Fund, without par value, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights, and currently issues shares of seven (7) series, including FTI Fund. FTI Fund has one class of shares, and an unlimited number of shares of beneficial interest of FTI Trust, without par value, has been allocated and designated to this class of FTI Fund.

(c) The financial statements appearing in the FTI Trust's Annual Report to Shareholders for the fiscal year ended November 30, 2001, audited by Ernst & Young LLP, copies of which have been delivered or will be delivered to Templeton Company prior to the Closing Date, and any interim financial statements for FTI Trust which may be furnished to Templeton Company, fairly present the financial position of FTI Fund as of such date and the results of its operations for the period indicated in conformity with generally accepted accounting principles applied on a consistent basis.

(d) The books and records of FTI Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of FTI Fund.

(e) FTI Trust has the power to own all of its properties and assets, to perform its obligations under this Plan and to consummate the transactions contemplated herein. FTI Trust is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would not subject it to any material liability or disability. FTI Trust has all necessary federal, state and local authorizations, consents and approvals required to own all of its properties and assets and to conduct FTI Fund's business as such business is now being conducted and to consummate the transactions contemplated herein.

(f) FTI Trust on behalf of FTI Fund is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan. FTI Trust has furnished Templeton Company with copies or descriptions of all material agreements or other arrangements to which FTI Fund is a party. FTI Fund has no material contracts or other commitments (other than this Plan or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under this Plan) which will not be terminated by FTI Fund in accordance with their terms at or prior to the Closing Date.

(g) FTI Trust has elected to treat FTI Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, FTI Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

(h) FTI Fund is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(i) FTI Fund does not have any unamortized or unpaid organization fees or expenses.

(j) The Prospectus of FTI Fund, dated March 31, 2001, and the corresponding Statement of Additional Information, dated March 31, 2001, do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and any amended, revised, or new prospectus or statement of additional information of FTI Fund or any supplement thereto, that is hereafter filed with the SEC (copies of which documents shall be provided to Templeton Company promptly after such filing), shall not contain any untrue statement of a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading.

(k) FTI Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 5(c) hereof and those incurred in the ordinary course of business as an investment company since the dates of those financial statements. On the Closing Date, FTI Trust shall advise Templeton Company in writing of all FTI Fund's known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued at such time.

(l) Since November 30, 2001, there has not been any material adverse change in FTI Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of its business.

(m) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by FTI Fund or FTI Trust of the transactions contemplated by this Plan, except as may be required under the federal or state securities laws or the rules and regulations thereunder.

(n) The information to be furnished by FTI Trust or FTI Fund for use in preparing the Form N-14 Registration Statement referred to in Section 7(g) hereof, and the Combined Proxy Statement/Prospectus to be included in the Form N-14 Registration Statement, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

(o) There has not been nor will there be any intercorporate indebtedness existing between FTI Fund and Templeton Fund that was issued, acquired or will be settled at a discount.

(p) There is no plan or intention of FTI Fund shareholders who individually own 5% or more of shares of FTI Fund and, to the best knowledge of FTI Fund's management, there is no plan or intention of the remaining FTI Fund shareholders to sell, exchange or otherwise dispose of a number of shares of Templeton Fund received in the reorganization that would reduce the FTI Fund shareholders' ownership of Templeton Fund shares to a number of shares having a value, as of the closing date of the reorganization, of less than 50% of the value of all of the formerly outstanding FTI shares as of the same date. For purposes of this representation, FTI Fund shares exchanged for cash or other property will be treated as outstanding FTI Fund shares on the closing date of the reorganization. Moreover, FTI Fund shares and Templeton Fund shares held by FTI Fund shareholders sold, redeemed, or disposed of prior to or subsequent to the closing date of the reorganization will be considered in making this representation.

(q) As of the Closing Date, FTI Fund will not have outstanding any warrants, options, convertible securities, or any other type of rights pursuant to which any person could acquire shares of FTI Fund, except for the right of investors to acquire its shares at net asset value in the normal course of its business as an open-end diversified management investment company operating under the 1940 Act.

(r) Throughout the five year period ending on the Closing Date, FTI Fund will have conducted its historic business within the meaning of Section 1.368-1(d) of the Income Tax Regulations under the Code.

6.    REPRESENTATIONS AND WARRANTIES BY FTI TRUST AND TEMPLETON COMPANY.
      -----------------------------------------------------------------

      FTI Trust, on behalf of FTI Fund, and Templeton Company, on behalf of Templeton Fund, each represents and warrants to the other that:

(a) The statement of assets and liabilities to be furnished by it as of 4:00 p.m. Eastern time on the Closing Date for the purpose of determining the number of Templeton Fund Shares to be issued pursuant to Section 1 of this Plan, will accurately reflect each Fund's Net Assets and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(b) At the Closing, it will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in (a) above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(c) Except as disclosed in its currently effective prospectus relating to FTI Fund, in the case of FTI Trust, and Templeton Fund, in the case of Templeton Company, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against it. Neither Templeton Company nor FTI Trust are a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects Templeton Fund's or FTI Fund's business or their ability to consummate the transactions herein contemplated.

(d) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

(e) The execution, delivery, and performance of this Plan have been duly authorized by all necessary action of its Board of Trustees, and this Plan, subject to the approval of FTI Fund's shareholders in the case of FTI Trust, constitutes a valid and binding obligation enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles.

(f) It anticipates that consummation of this Plan will not cause FTI Fund, in the case of FTI Trust, and Templeton Fund, in the case of Templeton Company, to fail to conform to the requirements of Subchapter M of the Code for federal income taxation qualification as a RIC at the end of its fiscal year.

7.    COVENANTS OF FTI TRUST AND TEMPLETON COMPANY.
      --------------------------------------------

(a) FTI Trust, on behalf of FTI Fund, and Templeton Company, on behalf of Templeton Fund, each covenant to operate their respective businesses as presently conducted between the date hereof and the Closing, it being understood that such ordinary course of business will include customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise taxes.

(b) FTI Trust, on behalf of FTI Fund, undertakes that it will not acquire Templeton Fund Shares for the purpose of making distributions thereof to anyone other than FTI Fund's shareholders.

(c) FTI Trust, on behalf of FTI Fund, undertakes that, if this Plan is consummated, it will liquidate and dissolve FTI Fund.

(d) FTI Trust, on behalf of FTI Fund, and Templeton Company, on behalf of Templeton Fund, each agree that, by the Closing, all of their Federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all Federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes, and to the best of their knowledge no such tax return is currently under audit and no tax deficiency or liability has been asserted with respect to such tax returns or reports by the Internal Revenue Service or any state or local tax authority.

(e) At the Closing, FTI Trust, on behalf of FTI Fund, will provide Templeton Fund a copy of the shareholder ledger accounts, certified by FTI Fund's transfer agent or its President to the best of its or his knowledge and belief, for all the shareholders of record of FTI Fund Shares as of 4:00 p.m. Eastern time on the Closing Date who are to become shareholders of Templeton Fund as a result of the transfer of assets that is the subject of this Plan.

(f) The Board of Trustees of FTI Trust shall call and FTI Trust shall hold, a Special Meeting of FTI Fund's shareholders to consider and vote upon this Plan (the "Special Meeting") and FTI Trust shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein. FTI Trust agrees to mail to each shareholder of record of FTI Fund entitled to vote at the Special Meeting at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined Prospectus and Proxy Statement that complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act, as amended, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

(g) Templeton Company will file with the U.S. Securities and Exchange Commission a registration statement on Form N-14 under the 1933 Act relating to Templeton Fund Shares issuable hereunder ("Registration Statement"), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as is practicable. At the time it becomes effective, the Registration Statement will (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the Special Meeting, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

(h) Subject to the provisions of this Plan, Templeton Company and FTI Trust each shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Plan.

(i) FTI Trust shall furnish to Templeton Company on the Closing Date a Statement of Assets and Liabilities of FTI Fund as of the Closing Date, which statement shall be prepared in accordance with GAAP consistently applied and shall be certified by FTI Fund's Treasurer or Assistant Treasurer. As promptly as practicable, but in any case, within forty-five (45) days after the Closing Date, FTI Trust shall furnish to Templeton Company, in such form as is reasonably satisfactory to Templeton Company, a statement of the earnings and profits of FTI Fund for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to Templeton Fund as a result of Section 381 of the Code, which statement shall be certified by FTI Fund's Treasurer or Assistant Treasurer. FTI Trust covenants that FTI Fund has no earnings and profits that were accumulated by it or any acquired entity during a taxable year when it or such entity did not qualify as a RIC under the Code, or, if it has such earnings and profits, it shall distribute them to its shareholders prior to the Closing Date.

(j) FTI Trust shall deliver to Templeton Company at the Closing Date confirmation or other adequate evidence as to the tax costs and holding periods of the assets and property of FTI Fund transferred to Templeton Company in accordance with the terms of this Plan.

8.    CONDITIONS PRECEDENT TO BE FULFILLED BY FTI TRUST AND TEMPLETON COMPANY.
      -----------------------------------------------------------------------

      The consummation of this Plan hereunder shall be subject to the following respective conditions:

(a) That: (i) all the representations and warranties of the other party contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) the other party shall have performed all obligations required by this Plan to be performed by it prior to the Closing; and (iii) the other party shall have delivered to such party a certificate signed by the President and by the Secretary or equivalent officer to the foregoing effect.

(b) That each party shall have delivered to the other party a copy of the resolutions approving the Plan adopted and approved by the appropriate action of its Board of Trustees, in the case of FTI Trust, and its Board of Directors, in the case of Templeton Company, certified by its Secretary or equivalent officer of each of the Funds.

(c) That the U.S. Securities and Exchange Commission shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either party or would prohibit the transactions contemplated hereby.

(d) That this Plan and the Plan of Reorganization contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of FTI Fund at an annual or special meeting or any adjournment thereof.

(e) That a distribution or distributions shall have been declared for FTI Fund prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and
(ii) any undistributed ordinary income and capital gain net income from any period to the extent not otherwise declared for distribution. Capital gain net income has the meaning given such term by Section 1222(g) of the Code.

(f) That all required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the SEC and of state Blue Sky securities authorities, including any necessary "no-action" positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of material adverse effect on the assets and properties of FTI Fund or Templeton Fund.

(g) That there shall be delivered to FTI Trust, on behalf of FTI Fund, and Templeton Company, on behalf of Templeton Fund an opinion, from Messrs. Stradley, Ronon, Stevens & Young, LLP, counsel to Templeton Company, to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Plan and based upon certificates of the officers of FTI Trust and Templeton Company with regard to matters of fact:

(1) The acquisition by Templeton Fund of substantially all the assets of FTI Fund as provided for herein in exchange for Templeton Fund Shares followed by the distribution by FTI Fund to its shareholders of Templeton Fund Shares in complete liquidation of FTI Fund will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and FTI Fund and Templeton Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

(2) No gain or loss will be recognized by FTI Fund upon the transfer of substantially all of its assets to Templeton Fund in exchange solely for voting shares of Templeton Fund (Sections 361(a) and 357(a) of the Code). No opinion, however, will be expressed as to whether any accrued market discount will be required to be recognized as ordinary income pursuant to
      Section 1276 of the Code;

(3) Templeton Fund will recognize no gain or loss upon the receipt of substantially all of the assets of FTI Fund in exchange solely for voting shares of Templeton Fund (Section 1032(a) of the Code);

(4) No gain or loss will be recognized by FTI Fund upon the distribution of Templeton Fund Shares to its shareholders in liquidation of FTI Fund (in pursuance of the Plan) (Section 361(c)(1) of the Code);

(5) The basis of the assets of FTI Fund received by Templeton Fund will be the same as the basis of such assets to FTI Fund immediately prior to the reorganization (Section 362(b) of the Code);

(6) The holding period of the assets of FTI Fund received by Templeton Fund will include the period during which such assets were held by FTI Fund (Section 1223(2) of the Code);

(7) No gain or loss will be recognized to the shareholders of FTI Fund upon the exchange of their shares in FTI Fund for voting shares of Templeton Fund including fractional shares to which they may be entitled (Section 354(a) of the Code);

(8) The basis of Templeton Fund Shares received by the shareholders of FTI Fund shall be the same as the basis of the FTI Fund Shares exchanged therefor (Section 358(a)(1) of the Code);

(9) The holding period of Templeton Fund Shares received by shareholders of FTI Fund (including fractional shares to which they may be entitled) will include the holding period of the FTI Fund Shares surrendered in exchange therefor, provided that the FTI Fund Shares were held as a capital asset on the effective date of the exchange (Section 1223(1) of the Code); and

(10) Templeton Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury ("Treasury Regulations") the items of FTI Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations.

(h) That there shall be delivered to Templeton Company on behalf of Templeton Fund an opinion in form and substance satisfactory to it from Messrs. Ballard Spahr Andrews & Ingersoll, LLP, counsel to FTI Trust on behalf of FTI Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

(1) FTI Fund is a series of FTI Trust and is a validly existing business trust in good standing under the laws of The Commonwealth of Massachusetts;

(2) FTI Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of FTI Fund. One class of shares of FTI Fund has been designated as FTI Fund Shares, and an unlimited number of shares of beneficial interest of FTI Trust has been allocated to FTI Fund Shares. Assuming that the initial shares of beneficial interest of FTI Fund were issued in accordance with the 1940 Act and the Declaration of Trust and By-laws of FTI Trust, and that all other outstanding shares of FTI Fund were sold, issued and paid for in accordance with the terms of FTI Fund's prospectus in effect at the time of such sales, each such outstanding share is fully paid, non-assessable, freely transferable and has full voting rights;

(3) FTI Fund is an open-end investment company of the management type registered as such under the 1940 Act;

(4) Except as disclosed in FTI Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against FTI Fund, the unfavorable outcome of which would materially and adversely affect FTI Trust or FTI Fund;

(5) The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary trust action on the part of FTI Trust on behalf of FTI Fund; and

(6) Neither the execution, delivery, nor performance of this Plan by FTI Trust on behalf of FTI Fund violates any provision of its Declaration of Trust or By-laws, or the provisions of any agreement or other instrument filed by FTI Trust as an exhibit to its Registration Statement on Form N-1A; this Plan is the legal, valid and binding obligation of FTI Trust on behalf of FTI Fund and is enforceable against FTI Trust on behalf of FTI Fund in accordance with its terms.

In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of FTI Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of FTI Trust.

(i) That there shall be delivered to FTI Trust on behalf of FTI Fund an opinion in form and substance satisfactory to it from Messrs. Stradley, Ronon, Stevens & Young, LLP, counsel to Templeton Company on behalf of Templeton Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws now or hereafter affecting generally the enforcement of creditors' rights:

(1) Templeton Fund is a series of Templeton Company and is a validly existing corporation in good standing under the laws of the State of Maryland;

(2) Templeton Company is authorized to issue two billion six hundred million shares of common stock, par value $1.00 per share of Templeton Fund. Templeton Fund is further divided into four (4) classes of shares of which Templeton Fund Shares is one, and one hundred million shares of common stock, par value $1.00 per share, have been allocated and designated to Templeton Fund Shares. Assuming that the initial shares of common stock of Templeton Fund were issued in accordance with the 1940 Act, and the Agreement and Articles of Incorporation and the By-laws of Templeton Company, and that all other outstanding shares of Templeton Fund were sold, issued and paid for in accordance with the terms of Templeton Fund's prospectus in effect at the time of such sales, each such outstanding share of Templeton Fund is fully paid, non-assessable, freely transferable and has full voting rights;

(3) Templeton Fund is an open-end investment company of the management type registered as such under the 1940 Act;

(4) Except as disclosed in Templeton Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Templeton Fund, the unfavorable outcome of which would materially and adversely affect Templeton Company or Templeton Fund;

(5) Templeton Fund Shares to be issued pursuant to the terms of this Plan have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by Templeton Company on behalf of Templeton Fund;

(6) The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary trust action on the part of Templeton Company on behalf of Templeton Fund;

(7) Neither the execution, delivery, nor performance of this Plan by Templeton Company on behalf of Templeton Fund violates any provision of its Articles of Incorporation or By-laws, or the provisions of any agreement or other instrument filed by Templeton Company as an exhibit to its Registration Statement on Form N-1A; this Plan is the legal, valid and binding obligation of Templeton Company on behalf of Templeton Fund and is enforceable against Templeton Company on behalf of Templeton Fund in accordance with its terms; and

(8) The registration statement of Templeton Company, of which the prospectus dated January 1, 2002 of Templeton Fund is a part (the "Prospectus") is, at the time of the signing of this Plan, effective under the 1933 Act, and, to the best knowledge of such counsel, no stop order suspending the effectiveness of such registration statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the U.S. Securities and Exchange Commission under the 1933 Act, and nothing has come to counsel's attention that causes it to believe that, at the time the Prospectus became effective, or at the time of the signing of this Plan, or at the Closing, such Prospectus (except for the financial statements and other financial and statistical data included therein, as to which counsel need not express an opinion), contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and such counsel knows of no legal or government proceedings required to be described in the Prospectus, or of any contract or document of a character required to be described in the Prospectus that is not described as required.

      In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of Templeton Company with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of Templeton Company.

(j) That FTI Fund shall have received a certificate from the President and Secretary of Templeton Company on behalf of Templeton Fund to the effect that the statements contained in the Prospectus, at the time the Prospectus became effective, at the date of the signing of this Plan, and at the Closing, did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

(k) That Templeton Company's Registration Statement with respect to Templeton Fund Shares to be delivered to FTI Fund's shareholders in accordance with this Plan shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(l) That Templeton Fund Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit Templeton Fund Shares lawfully to be delivered to each holder of FTI Fund Shares.

(m) That, at the Closing, there shall be transferred to Templeton Company on behalf of Templeton Fund, aggregate Net Assets of FTI Fund comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of FTI Fund on the Closing Date.

(n) That there be delivered to Templeton Company on behalf of Templeton Fund information concerning the tax basis of FTI Fund in all securities transferred to Templeton Fund, together with shareholder information including the names, addresses, and taxpayer identification numbers of the shareholders of FTI Fund as of the Closing Date, the number of shares held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with FTI Fund respect to each shareholder.

9.    BROKERAGE FEES AND EXPENSES.
      ---------------------------

(a) FTI Trust on behalf of FTI Fund and Templeton Company on behalf of Templeton Fund each represents and warrants to the other that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

(b) The expenses of entering into and carrying out the provisions of this Plan shall be borne [one-quarter by Templeton Fund, one-quarter by FTI Fund, one-quarter by Templeton Global Advisors Limited. and one-quarter by Fiduciary International, Inc.]

10.   TERMINATION; POSTPONEMENT; WAIVER; ORDER.
      ----------------------------------------

(a) Anything contained in this Plan to the contrary notwithstanding, this Plan may be terminated and the Plan of Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of FTI Fund) prior to the Closing, or the Closing may be postponed as follows:

(1) by mutual consent of FTI Trust on behalf of FTI Fund and Templeton Company on behalf of Templeton Fund;

(2) by Templeton Company on behalf of Templeton Fund if any condition of its obligations set forth in Section 8 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met; or

(3) by FTI Trust on behalf of FTI Fund if any conditions of its obligations set forth in Section 8 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met.

      An election by Templeton Company or FTI Trust to terminate this Plan and to abandon the Plan of Reorganization shall be exercised respectively, by the Board of Trustees of either Templeton Company or FTI Trust.

(b) If the transactions contemplated by this Plan have not been consummated by November 30, 2002, the Plan shall automatically terminate on that date, unless a later date is agreed to by both Templeton Company and FTI Trust.

(c) In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and neither FTI Trust, Templeton Company, FTI Fund nor Templeton Fund, nor their trustees, officers, or agents or the shareholders of FTI Fund or Templeton Fund shall have any liability in respect of this Plan, but all expenses incidental to the preparation and carrying out of this Plan shall be paid as provided in Section 9(b) hereof.

(d) At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the party who is entitled to the benefit thereof by action taken by that party's Board of Trustees if, in the judgment of such Board of Trustees, such action or waiver will not have a material adverse effect on the benefits intended under this Plan to its shareholders, on behalf of whom such action is taken.

(e) The respective representations and warranties contained in Sections 4 to 6 hereof shall expire with and be terminated by the Plan on the Closing Date, and neither FTI Trust nor Templeton Company, nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, trustee, agent or shareholder of FTI Trust or Templeton Company against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders to which that officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

(f) If any order or orders of the U.S. Securities and Exchange Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of FTI Trust, on behalf of FTI Fund, or Templeton Company, on behalf of Templeton Fund, to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of FTI Fund, unless such terms and conditions shall result in a change in the method of computing the number of Templeton Fund Shares to be issued to FTI Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of FTI Fund prior to the meeting at which the transactions contemplated by this Plan shall have been approved, this Plan shall not be consummated and shall terminate unless FTI Trust shall promptly call a special meeting of the shareholders of FTI Fund at which such conditions so imposed shall be submitted for approval.

11.   INDEMNIFICATION.
      ---------------

(a) Templeton Company, on behalf of Templeton Fund, shall indemnify, defend and hold harmless FTI Fund, FTI Trust, its Board of Trustees, officers, employees and agents (collectively "Acquired Fund Indemnified Parties") against all losses, claims, demands, liabilities and expenses (net of any insurance coverage or enforceable indemnification agreement for such amounts), including reasonable legal and other expenses incurred in defending third party claims, actions, suits or proceedings, whether or not resulting in any liability to such Acquired Fund Indemnified Parties, including amounts paid by any one or more of the Acquired Fund Indemnified Parties in a compromise or settlement of any such claim, action, suit or proceeding, or threatened third party claim, suit, action or proceeding made with the consent of Templeton Company and Templeton Fund, arising from any untrue statement or alleged untrue statement of a material fact contained in the Form N-14 Registration Statement, as filed and in effect with the SEC or any application prepared by Templeton Company and Templeton Fund with any state regulatory agency in connection with the transactions contemplated by this Plan under the securities laws thereof ("Application"); or which arises out of or is based upon any omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that Templeton Company and Templeton Fund shall only be liable in such case to the extent that any such loss, claim, demand, liability or expense arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission about Templeton Company and/or Templeton Fund or the transactions contemplated by this Plan made in the Form N-14 Registration Statement or any Application.

(b) After the Closing Date, Templeton Company, on behalf of Templeton Fund, shall also indemnify and hold harmless FTI Funds' Board of Trustees and officers (collectively, "Acquired Fund Covered Persons") against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending third party claims, actions, suits or proceedings, whether or not resulting in any liability to such Acquired Fund Covered Person, including amounts paid by any one or more of the Acquired Fund Covered Persons in a compromise or settlement of any such claim, suit, action or proceeding, or threatened third party claim, suit, action or proceeding made with the consent of Templeton Company, on behalf of Templeton Fund, to the extent such Acquired Fund Covered Person is, or would have been, entitled to indemnification by FTI Trust prior to the Closing Date pursuant to FTI Trust's Declaration of Trust and By-Laws.

(c) FTI Trust on behalf of FTI Fund, until the time of FTI Fund's liquidation, shall indemnify, defend, and hold harmless Templeton Fund, Templeton Company, its Board of Trustees, officers, employees and agents ("Acquiring Fund Indemnified Parties") against all losses, claims, demands, liabilities, and expenses, including reasonable legal and other expenses incurred in defending third party claims, actions, suits or proceedings, whether or not resulting in any liability to such Acquiring Fund Indemnified Parties, including amounts paid by any one or more of the Acquiring Fund Indemnified Parties in a compromise or settlement of any such claim, suit, action, or proceeding, made with the consent of FTI Trust, arising from any untrue statement or alleged untrue statement of a material fact contained in the Form N-14 Registration Statement, as filed and in effect with the SEC or any application; or which arises out of or is based upon any omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that FTI Trust and FTI Fund shall only be liable in such case to the extent that any such loss, claim, demand, liability or expense arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission about FTI Trust and/or FTI Fund or the transactions contemplated by this Plan made in the Form N-14 Registration Statement or any Application.

(d) A party seeking indemnification hereunder is hereinafter called the "Indemnified Party" and the party from whom the indemnified party is seeking indemnification hereunder is hereinafter called the "Indemnifying Party." Each Indemnified Party shall notify the Indemnifying Party in writing within ten (10) days of the receipt by one or more of the Indemnified Parties of any notice of legal process of any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 11, but the failure to notify the Indemnifying Party shall not relieve the Indemnifying Party from any liability which it may have to any Indemnified Party otherwise than under this
Section 11. The Indemnifying Party shall be entitled to participate at its own expense in the defense of any claim, action, suit, or proceeding covered by this
Section 11, or, if it so elects, to assume at its own expense, the defense thereof with counsel satisfactory to the Indemnified Parties; provided, however, if the defendants in any such action include both the Indemnifying Party and any Indemnified Party and the Indemnified Party shall have reasonably concluded that there may be legal defenses available to it which are different from or additional to those available to the Indemnifying Party, the Indemnified Party shall have the right to select separate counsel to assume such legal defense and to otherwise participate in the defense of such action on behalf of such Indemnified Party.

           Upon receipt of notice from the Indemnifying Party to the Indemnified Parties of the election by the Indemnifying Party to assume the defense of such action, the Indemnifying Party shall not be liable to such Indemnified Parties under this Section 11 for any legal or other expenses subsequently incurred by such Indemnified Parties in connection with the defense thereof unless (i) the Indemnified Parties shall have employed such counsel in connection with the assumption of legal defenses in accordance with the provision of the immediately preceding sentence (it being understood, however, that the Indemnifying Parties shall not be liable for the expenses of more than one separate counsel); (ii) the Indemnifying Parties do not employ counsel reasonably satisfactory to the Indemnified Parties to represent the Indemnified Parties within a reasonable amount of time after notice of commencement of the action; or (iii) the Indemnifying Parties have authorized the employment of counsel for the Indemnified Parties at its expense.

(e)   This Section 11 shall survive the termination of this Plan.

12.   LIABILITY OF TEMPLETON COMPANY AND FTI TRUST.
      --------------------------------------------

(a) Each party acknowledges and agrees that all obligations of Templeton Company under this Plan are binding only with respect to Templeton Fund; that any liability of Templeton Company under this Plan with respect to Templeton Company, or in connection with the transactions contemplated herein with respect to Templeton Fund, shall be discharged only out of the assets of Templeton Fund; that no other series of Templeton Company shall be liable with respect to this Plan or in connection with the transactions contemplated herein; and that neither FTI Trust nor FTI Fund shall seek satisfaction of any such obligation or liability from the shareholders of Templeton Company, the directors, officers, employees or agents of Templeton Company, or any of them.

(b) Each party acknowledges and agrees that all obligations of FTI Trust under this Plan are binding only with respect to FTI Fund; that any liability of FTI Trust under this Plan with respect to FTI Fund, or in connection with the transactions contemplated herein with respect to FTI Fund, shall be discharged only out of the assets of FTI Fund; that no other series of FTI Trust shall be liable with respect to this Plan or in connection with the transactions contemplated herein; and that neither Templeton Company nor Templeton Fund shall seek satisfaction of any such obligation or liability from the shareholders of FTI Trust, the trustees, officers, employees or agents of FTI Trust, or any of them.

13.   ENTIRE AGREEMENT AND AMENDMENTS.
      -------------------------------

      This Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by this Plan other than those set forth herein or herein provided for. This Plan may be amended only by mutual consent of the parties in writing. Neither this Plan nor any interest herein may be assigned without the prior written consent of the other party.

14.   COUNTERPARTS.
      ------------

      This Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

15.   NOTICES.
      -------

      Any notice, report, or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to Templeton Funds, Inc., 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, FL 33394,
Attention: Secretary, or FTI Funds, at One Franklin Parkway, San Mateo, California 94403, Attention: Secretary, as the case may be.

16.   GOVERNING LAW.
      -------------

      This Plan shall be governed by and carried out in accordance with the laws of The Commonwealth of Massachusetts.

IN WITNESS WHEREOF, FTI Trust, on behalf of FTI Fund, and Templeton Company, on behalf of Templeton Fund, have each caused this Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.

                                      TEMPLETON FUNDS, INC., ON
                                      BEHALF OF TEMPLETON FOREIGN
                                      FUND
Attest:
                                      By:
-------------------------------          --------------------------
[                    ]                      [              ]
Secretary                                   Vice President


                                      FTI FUNDS, ON BEHALF OF FTI
                                      INTERNATIONAL EQUITY FUND

Attest:
                                      By:
-------------------------------          ----------------------------
[                    ]                      [              ]
Secretary                                   Vice President




                                    EXHIBIT B

                    TEMPLETON FOREIGN FUND - ADVISOR CLASS
                        PROSPECTUS DATED JANUARY 1, 2002

The prospectus of Templeton Foreign Fund - Advisor Class dated January 1, 2002, is part of this Prospectus/Proxy Statement and will be included in the proxy mailing to all shareholders of record. For purposes of this EDGAR filing, the prospectus of Templeton Foreign Fund - Advisor Class dated January 1, 2002, is incorporated by reference to the electronic filing made on December 27, 2001, under File No. 2-60067.

                                    EXHIBIT C

                        ANNUAL REPORT TO SHAREHOLDERS OF
                             TEMPLETON FOREIGN FUND
                              DATED AUGUST 31, 2001

The Annual Report to shareholders of Templeton Foreign Fund dated August 31, 2001, is part of this Prospectus/Proxy Statement and will be included in the proxy mailing to all shareholders of record. For purposes of this EDGAR filing, the Annual Report to shareholders of Templeton Foreign Fund dated August 31 2001, is incorporated by reference to the electronic filing made on November 1, 2001, under File No. 811-2781.






                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT










                        PLEASE SIGN, DATE AND RETURN YOUR
                                   PROXY TODAY




                 Please detach at perforation before mailing.





PROXY                                                                   PROXY

                        SPECIAL SHAREHOLDERS' MEETING OF
                          FTI INTERNATIONAL EQUITY FUND
                                 MARCH 22, 2002

The undersigned hereby revokes all previous proxies for his or her shares and appoints Ruta M. Dragunas, Susan A. Garcia and Kenneth A. Nick, and each of them, proxies of the undersigned with full power of substitution to vote all shares of FTI International Equity Fund ("FTI Fund") that the undersigned is entitled to vote at the FTI Fund's Special Shareholders' Meeting to be held at 600 Fifth Avenue New York, New York 10020 at [ ] p.m. Eastern time on March 22, 2002, including any adjournments thereof, upon such business as may properly be brought before the Meeting.

IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.

YOU ARE URGED TO DATE AND SIGN THIS PROXY AND RETURN IT PROMPTLY. THIS WILL SAVE THE EXPENSE OF FOLLOW-UP LETTERS TO SHAREHOLDERS WHO HAVE NOT RESPONDED.


                                VOTE VIA THE INTERNET:WWW.FRANKLINTEMPLETON.COM VOTE VIA THE TELEPHONE: 1-800-597-7836
                                CONTROL NUMBER:

                                Note: Please sign exactly as your name appears on the proxy. If signing for estates, trusts or corporations, your title or capacity should be stated. If shares are held jointly, each holder must sign.

                                -----------------------------------
                                Signature

                                -----------------------------------
                                Signature

                                -----------------------------------
                                Date



                           (Please see reverse side)




                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT



















                        PLEASE SIGN, DATE AND RETURN YOUR
                                   PROXY TODAY




                 Please detach at perforation before mailing.





THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF FTI FUNDS ON BEHALF OF FTI FUND. IT WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE, THIS PROXY SHALL BE VOTED IN FAVOR OF PROPOSAL 1, REGARDING THE REORGANIZATION OF FTI FUND PURSUANT TO THE AGREEMENT AND PLAN OF REORGANIZATION WITH TEMPLETON FUNDS, INC. ON BEHALF OF TEMPLETON FOREIGN FUND. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING ABOUT WHICH THE PROXYHOLDERS WERE NOT AWARE PRIOR TO THE TIME OF THE SOLICITATION, AUTHORIZATION IS GIVEN TO THE PROXYHOLDERS TO VOTE IN ACCORDANCE WITH THE VIEWS OF MANAGEMENT ON SUCH MATTERS. MANAGEMENT IS NOT AWARE OF ANY SUCH MATTERS.


THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF PROPOSAL 1.

                                               FOR              AGAINST           ABSTAIN
1. To approve or  disapprove an Agreement
and Plan of  Reorganization  between  FTI      [  ]              [   ]             [   ]
Funds   on   behalf   of  FTI   Fund  and
Templeton   Funds,    Inc.    ("Templeton
Company") on behalf of Templeton  Foreign
Fund  ("Templeton  Fund")  that  provides
for (i) the acquisition of  substantially
all  of  the   assets   of  FTI  Fund  by
Templeton  Fund in exchange for shares of
Templeton Fund, (ii) the  distribution of
such  shares to the  shareholders  of FTI
Fund, and (iii) the complete  liquidation
and     dissolution    of    FTI    Fund.
Shareholders  of FTI  Fund  will  receive
Advisor  Class shares of  Templeton  Fund
with an  aggregate  net asset value equal
to the  aggregate net asset value of such
shareholder shares in FTI Fund.
                                             GRANT              WITHHOLD          ABSTAIN
2. To grant the proxyholders the
authority to transact any other               [  ]              [   ]             [   ]
business, not currently contemplated,
that may properly come before the
meeting.


                 IMPORTANT: PLEASE SIGN, DATE AND MAIL IN YOUR PROXY...TODAY
                 ---------

PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE. NO POSTAGE REQUIRED IF MAILED IN THE U.S.





                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                             TEMPLETON FOREIGN FUND
                             DATED FEBRUARY [], 2002


                                 Acquisition of
                                  the Assets of
                         FTI INTERNATIONAL EQUITY FUND,
                              a series of FTI Funds

                      By and in exchange for shares of the
                             TEMPLETON FOREIGN FUND,
                        a series of Templeton Funds, Inc.

      This Statement of Additional Information (SAI) relates specifically to the proposed delivery of substantially all of the assets of FTI International Equity Fund for Advisor Class shares of Templeton Foreign Fund.

      This SAI consists of this Cover Page and the following documents. Each of these documents is attached to and is legally considered to be a part of this
SAI:

           1. Statement of Additional Information of Templeton Foreign Fund - Advisor Class dated January 1, 2002.

           2. Statement of Additional Information of FTI International Equity Fund dated March 31, 2001.

           3. Annual Report of FTI International Equity Fund for the fiscal year ended November 30, 2001.

This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated February [], 2002, relating to the above-referenced transaction. You can request a copy of the Prospectus/Proxy Statement by calling 1-800/DIAL BEN or by writing to Templeton Global Bond Fund, P.O. Box 33030, St. Petersburg, FL 33733-8030.

-------------------------------------------------------------------------------
The Statement of Additional Information of Templeton Foreign Fund - Advisor Class dated January 1, 2002, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Statement of Additional Information for Templeton Foreign Fund - Advisor Class dated January 1, 2002, is incorporated by reference to the electronic filing made on December 27, 2001, under File No. 2-60067.

The Statement of Additional Information of FTI International Equity Fund dated March 31, 2001, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Statement of Additional Information of FTI International Equity Fund dated March 31, 2001, is incorporated by reference to the electronic filing made on March 27, 2001, under File No. 033-63621.

The Annual Report to shareholders of FTI International Equity Fund dated November 30, 2001, is part of this SAI and will be provided to all shareholders requesting this SAI. The Annual Report to shareholders of FTI International Equity Fund dated November 30, 2001, has not yet been filed, but will be included in the 497(b) filing of definitive proxy materials and will be delivered to all shareholders requesting this SAI.



                              TEMPLETON FUNDS, INC.
                                FILE NO. 2-60067

                                    FORM N-14

                                     PART C

                                OTHER INFORMATION


Item 15. INDEMNIFICATION

      All officers, directors, employees and agents of the Registrant are to be indemnified to the fullest extent permitted by law for any liabilities of any nature whatsoever incurred in connection with the affairs of the Registrant, except in cases where willful misfeasance, bad faith, gross negligence or reckless disregard of duties to the Registrant are established. See Article 5.1 of the By-Laws of the Registrant, filed as
      Exhibit 2 to the Registration Statement, which is incorporated herein by reference, for a more complete description of matters relating to indemnification.

Item 16. EXHIBITS The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 4(a), 12(a), 14(a) and 14(b):

      (1)  Copies of the charter of the Registrant as now in effect;

           (a) Restated Articles of Incorporation (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

           (b) Articles of Amendment dated October 24, 1990 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

           (c) Articles Supplementary dated October 16, 1993 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

           (d) Articles of Amendment dated February 16, 1994 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

           (e) Articles Supplementary dated April 13, 1995 (Previously filed with Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on April 28, 1995)

           (f) Articles of Amendment dated April 17, 1995 (Previously filed with Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on April 28, 1995)

           (g) Articles Supplementary dated October 25, 1995 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

           (h) Articles Supplementary dated December 27, 1996 (Previously filed with Post-Effective Amendment No. 29 to Registration Statement on Form N-1A on December 31, 1996)

           (i) Articles Supplementary dated April 10, 1997 (Previously filed with Post-Effective Amendment No. 31 to Registration Statement on Form N-1A on October 29, 1998)

           (j) Articles of Amendment dated December 23, 1998 (Previously filed with Post-Effective Amendment No. 32 to Registration Statement on Form N-1A on December 29, 1998)

           (k) Articles Supplementary dated December 23, 1998 (Previously filed with Post-Effective Amendment No. 32 to Registration Statement on Form N-1A on December 29, 1998)

      (2) Copies of the existing by-laws or corresponding instruments of the Registrant;

           (a) Amended and Restated By-Laws of Templeton Funds, Inc. dated October 19, 1996 (Previously filed with Post-Effective Amendment No. 28 to Registration Statement on Form N-1A on December 27, 1996)

      (3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

           Not Applicable.

      (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

           (a) The Agreement and Plan of Reorganization is included in this registration statement as Exhibit A to the Prospectus/Proxy Statement

      (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

           Not Applicable.

      (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

           (a) Amended and Restated Management Agreement between Templeton World Fund and Templeton Galbraith and Hansberger Ltd. dated December 6,1994 (Previously filed with Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on April 28, 1995)

           (b) Amended and Restated Management Agreement between Templeton Foreign Fund and Templeton Galbraith and Hansberger Ltd. dated December 6, 1994 (Previously filed with Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on April 28, 1995)

      (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

           (a) Amended and Restated Distribution Agreement between Registrant and Franklin Templeton Distributors, Inc., dated April 1, 1999 (Previously filed with Post-Effective Amendment No. 34 to Registration Statement on Form N-1A on December 29, 2000)

           (b)  Form of Dealer Agreement between Registrant and
                Franklin/Templeton Distributors, Inc. and Securities Dealers (Previously filed with Post-Effective Amendment No. 31 to Registration Statement on Form N-1A on October 29, 1998)

           (c) Amendment of Dealer Agreement dated May 15, 1998 (Previously filed with Post-Effective Amendment No. 31 to Registration Statement on Form N-1A on October 29, 1998)

           (d) Non-Exclusive Underwriting Agreement between the Registrant and Templeton Franklin Investment Services (Asia) Limited dated September 18, 1995 (Previously filed with Post-Effective Amendment No. 30 to Registration Statement on Form N-1A on December 24, 1997)

      (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

           Not Applicable.

      (9)  Copies of all custodian agreements and depository contracts under
           Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

           (a) Restated Custody Agreement between Registrant on behalf of Templeton World Fund and The Chase Manhattan Bank dated February 11, 1986 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

           (b) Restated Custody Agreement between Registrant on behalf of Templeton Foreign Fund and The Chase Manhattan Bank dated February 11, 1986 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

           (c) Amendment dated March 3, 1998 to the Custody Agreement (Previously filed with Post-Effective Amendment No. 31 to Registration Statement on Form N-1A on October 29, 1998)

           (d) Amendment No. 2 dated July 23, 1998 to the Custody Agreement (Previously filed with Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A on October 29, 1998)

      (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

           (a) Templeton World Fund Plan of Distribution pursuant to Rule 12b-1 dated May 1, 1995 (Previously filed with Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on April 28, 1995)

           (b) Templeton World Fund Class II Distribution Plan pursuant to Rule 12b-1 dated May 1, 1995 (Previously filed with Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on April 28, 1995)

           (c) Templeton Foreign Fund Plan of Distribution pursuant to Rule 12b-1 dated May 1, 1995 (Previously filed with Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on April 28, 1995)

           (d) Templeton Foreign Fund Class II Distribution Plan pursuant to Rule 12b-1 dated May 1, 1995 (Previously filed with Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on April 28, 1995)

           (e)  Class B Distribution Plan (Previously filed with
                Post-Effective Amendment No. 33 to Registration Statement on Form N-1A on December 29, 1999)

           (f) Multi-Class Plan, Templeton World Fund - Class B (Previously filed with Post-Effective Amendment No. 33 to Registration Statement on Form N-1A on December 29, 1999)

      (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

           (a) Opinion and consent of counsel dated October 27, 1998 (Previously filed with Post-Effective Amendment No. 31 to Registration Statement on Form N-1A on October 29, 1998)

      (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

           (a) Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders

      (13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

           (a) Fund Administration Agreement between the Registrant and Franklin Templeton Services, Inc. dated June 1, 1997 (Previously filed with Post-Effective Amendment No. 30 to Registration Statement on Form N-1A on December 24, 1997)

           (b) Amended and Restated Transfer Agent Agreement between the Registrant and Franklin/Templeton Investor Services Inc., dated July 1, 1996 (Previously filed with Post-Effective Amendment No. 30 to Registration Statement on Form N-1A on December 24, 1997)

           (c) Sub-Transfer Agent Agreement between the Registrant, Templeton Funds Trust Company and The Shareholder Services Group, Inc. dated March 1,1992 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

           (d) Sub-Accounting Services Agreement between the Registrant, Templeton Funds Trust Company, Financial Data Services, Inc., and Merrill Lynch,Pierce, Fenner and Smith Inc. dated May 1, 1991 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

           (e) Sub-Transfer Agent Agreement between the Registrant on behalf of Templeton Foreign Fund and Fidelity Investments Institutional Operations Company dated July 1, 1993 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

           (f) Shareholder Services Agreement between Franklin/Templeton Investor Services, Inc. and Templeton Franklin Investment Services, Limited dated September 18, 1995 (Previously filed with Post-Effective Amendment No. 30 to Registration Statement on Form N-1A on December 24, 1997)

      (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

           (a) Consent of PricewaterhouseCoopers LLP, independent auditors to the Registrant

           (b) Consent of Ernst & Young LLP, independent auditors to FTI Funds (to be filed by amendment)

      (15) All financial statements omitted pursuant to Items 14(a)(1);

           Not Applicable.

      (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

           (a) Power of Attorney dated December 4, 2001 (Previously filed with Post-Effective Amendment No. 35 to Registration Statement on Form N-1A on December 27, 2001)

      (17) Any additional exhibits which the Registrant may wish to file.

           Not Applicable.

Item 17.   UNDERTAKINGS

           (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

           (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them

                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of San Mateo and the State of California, on the 17th day of January, 2002.

                                 TEMPLETON FUNDS, INC.
                                 -----------------------------
                                  (Registrant)

                                 By: /s/ David P. Goss
                                    --------------------------
                                    David P. Goss, Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:


JEFFREY A. EVERETT*                 Principal Executive Officer
------------------
Jeffrey A. Everett                  Dated: January 17, 2002

BRUCE S. ROSENBERG*                 Principal Financial and
------------------
Bruce S. Rosenberg                  Accounting Officer
                                    Dated: January 17, 2002

HARRIS J. ASHTON*                   Director
----------------
Harris J. Ashton                    Dated: January 17, 2002

NICHOLAS F. BRADY*                  Director
-----------------
Nicholas F. Brady                   Dated: January 17, 2002

S. JOSEPH FORTUNATO*                Director
-------------------
S. Joseph Fortunato                 Dated: January 17, 2002

ANDREW H. HINES*                    Director
----------------
Andrew E. Hines                     Dated: January 17, 2002

CHARLES B. JOHNSON*                 Director
------------------
Charles B. Johnson                  Dated: January 17, 2002

RUPERT H. JOHNSON, JR.*             Director
-----------------------
Rupert H. Johnson, Jr.*             Dated:  January 17, 2002

BETTY P. KRAHMER*                   Director
----------------
Betty P. Krahmer                    Dated: January 17, 2002

GORDON S. MACKLIN*                  Director
------------------
Gordon S. Macklin                   Dated: January 17, 2002

FRED R. MILLSAPS*                   Director
-----------------
Fred R. Millsaps                    Dated: January 17, 2002



*By   /s/ David P. Goss
      -------------------------------
      David P. Goss, Attorney-in-Fact
     (Pursuant to Power of Attorney previously filed)


                             TEMPLETON FUNDS, INC.
                           N-14 REGISTRATION STATEMENT
                                  EXHIBIT INDEX

EXHIBIT NO.         DESCRIPTION

EX-99.(12)(a)       Form of Opinion and Consent of Counsel
                    Supporting Tax Matters and Consequences to
                    Shareholders

EX-99.(14)(a)       Consent of Auditors, PricewaterhouseCoopers LLP